UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST
(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

JoEllen L. Legg, Esq., Secretary
Financial Investors Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: November 1, 2015 – January 31, 2016

Item 1. Schedule of Investments.

ALPS | Alerian MLP Infrastructure Index Fund
STATEMENT OF INVESTMENTS
January 31, 2016 (Unaudited)

	Shares	Value (Note 2)
MASTER LIMITED PARTNERSHIPS (99.38%)
Gathering & Processing (21.90%)
Pipelines (21.90%)
DCP Midstream Partners LP	31,347	$588,383
EnLink Midstream Partners LP	46,820	561,372
MPLX LP	73,371	2,257,626
Targa Resources Partners LP	57,085	784,348
Western Gas Partners LP	26,437	864,225
Williams Partners LP	57,368	1,263,243
		6,319,197

TOTAL GATHERING & PROCESSING		6,319,197

Pipeline Transportation | Natural Gas (32.69%)
Pipelines (32.69%)
Energy Transfer Partners LP	66,931	1,990,528
Enterprise Products Partners LP	131,522	3,144,691
EQT Midstream Partners LP	18,775	1,278,014
ONEOK Partners LP	53,689	1,467,858
Spectra Energy Partners LP	20,464	857,646
TC PipeLines LP	15,987	691,278
		9,430,015

TOTAL PIPELINE TRANSPORTATION | NATURAL GAS		9,430,015

Pipeline Transportation | Petroleum (44.79%)
Pipelines (44.79%)
Buckeye Partners LP	37,135	2,162,743
Enbridge Energy Partners LP	64,378	1,175,542
Genesis Energy LP	32,206	915,295
Magellan Midstream Partners LP	37,546	2,411,580
NGL Energy Partners LP	31,546	380,129
NuStar Energy LP	21,996	713,330
Plains All American Pipeline LP	106,890	2,256,448
Shell Midstream Partners LP	21,331	758,530
Sunoco Logistics Partners LP	55,563	1,237,388
Tesoro Logistics LP	20,492	908,410
		12,919,395

TOTAL PIPELINE TRANSPORTATION | PETROLEUM		12,919,395

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $36,600,621)		28,668,607

TOTAL INVESTMENTS (99.38%) (Cost $36,600,621)		$28,668,607

Other Assets In Excess Of Liabilities (0.62%)		178,116

NET ASSETS (100.00%)		$28,846,723
Common Abbreviations:
LP - Limited Partnerships.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS|CoreCommodity Management
CompleteCommodities® Strategy Fund
CONSOLIDATED  STATEMENT OF INVESTMENTS
January 31, 2016 (Unaudited)
	Shares	Value (Note 2)
COMMON STOCKS (29.61%)
Argentina (0.10%)
YPF SA, Sponsored ADR	21,316	$358,961

Australia (0.87%)
BlueScope Steel, Ltd.	126,081	412,260
GrainCorp, Ltd., Class A	56,752	341,815
Iluka Resources, Ltd.	60,429	232,234
Newcrest Mining, Ltd.(a)	29,337	267,431
Nufarm, Ltd.	61,898	299,211
OZ Minerals, Ltd.	164,868	439,904
Sandfire Resources NL	41,755	147,760
South32, Ltd.(a)	68,819	47,489
Woodside Petroleum, Ltd.	47,197	933,633
		3,121,737

Austria (0.13%)
OMV AG	15,986	409,649
Voestalpine AG	2,300	60,396
		470,045

Bermuda (0.11%)
Kosmos Energy, Ltd.(a)	67,844	310,047
Nabors Industries, Ltd.	11,916	87,702
		397,749

Brazil (0.50%)
BRF SA, ADR	31,540	382,580
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	241,150	1,280,506
Vale SA, Sponsored ADR	42,979	105,299
		1,768,385

Canada (4.85%)
Advantage Oil & Gas, Ltd.(a)	35,400	193,311
Agnico-Eagle Mines, Ltd.	49,573	1,459,429
ARC Resources, Ltd.	69,987	940,720
Barrick Gold Corp.	5,870	58,172
Cameco Corp.	22,228	269,848
Canadian Natural Resources, Ltd.	31,805	676,174
Canadian Oil Sands, Ltd.	92,251	618,343
Cenovus Energy, Inc.	83,500	1,028,774
Centerra Gold, Inc.	78,900	359,328
Crescent Point Energy Corp.	77,878	863,335
Detour Gold Corp.(a)	16,587	201,758
Eldorado Gold Corp.	20,618	46,184
Encana Corp.	8,286	36,210
Ensign Energy Services, Inc.	27,700	131,095
Franco-Nevada Corp.	22,556	994,945
Freehold Royalties, Ltd.	22,900	175,073
Goldcorp, Inc.	19,779	224,294
Husky Energy, Inc.	10,813	107,599
Imperial Oil, Ltd.	25,700	787,933
Lundin Mining Corp.(a)	23,700	58,704
Mullen Group, Ltd.	20,800	223,011

	Shares	Value (Note 2)
Canada (continued)
New Gold, Inc.(a)	119,281	$289,853
Osisko Gold Royalties, Ltd.	2,569	26,114
Pan American Silver Corp.	8,431	55,813
Parex Resources, Inc.(a)	43,000	283,311
Pason Systems, Inc.	13,400	171,506
Peyto Exploration & Development Corp.	18,600	400,041
Potash Corp. of Saskatchewan, Inc.	10,130	165,119
Precision Drilling Corp.	89,606	304,660
Raging River Exploration, Inc.(a)	83,800	535,377
Secure Energy Services, Inc.	42,200	225,625
Seven Generations Energy, Ltd., Class A(a)	42,100	473,621
ShawCor, Ltd.	12,700	274,234
Silver Wheaton Corp.	134,407	1,580,626
Suncor Energy, Inc.	31,400	743,702
Tahoe Resources, Inc.	74,900	581,706
TORC Oil & Gas, Ltd.	35,600	137,734
Turquoise Hill Resources, Ltd.(a)	180,078	370,961
Vermilion Energy, Inc.	30,800	823,591
Whitecap Resources, Inc.	74,400	406,813
		17,304,647

Chile (0.27%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	58,982	957,278

China (0.51%)
China Petroleum & Chemical Corp., Class H	528,358	294,028
CNOOC, Ltd., Sponsored ADR	12,416	1,261,093
PetroChina Co., Ltd., ADR	4,087	249,798
		1,804,919

Colombia (0.14%)
Ecopetrol SA, Sponsored ADR	76,906	495,275

Denmark (0.06%)
FLSmidth & Co. A/S	6,011	209,587

Finland (0.08%)
Kemira OYJ	10,739	120,989
Outotec OYJ	43,438	169,403
		290,392

France (0.09%)
TOTAL SA, Sponsored ADR	6,996	310,063

Germany (0.26%)
Aurubis AG	2,871	116,755
K+S AG	27,948	587,659
Salzgitter AG	10,429	222,339
		926,753

Great Britain (0.18%)
Amec Foster Wheeler PLC	48,174	282,878
John Wood Group PLC	38,450	352,283
		635,161

	Shares	Value (Note 2)
Israel (0.00%)(b)
Tower Semiconductor, Ltd.(a)	1	$7

Japan (2.62%)
Hitachi Metals, Ltd.	65,700	723,397
Inpex Corp.	135,133	1,175,919
Japan Petroleum Exploration Co., Ltd.	10,600	270,111
Kubota Corp.	38,000	548,978
Kurita Water Industries, Ltd.	70,016	1,471,860
Maruichi Steel Tube, Ltd.	20,000	557,552
Megmilk Snow Brand Co., Ltd.	20,800	536,043
METAWATER Co., Ltd.	13,100	267,378
Nihon Nohyaku Co., Ltd.	219,900	1,325,957
Nippon Suisan Kaisha, Ltd.	115,300	595,238
Nisshin Steel Co., Ltd.	29,000	269,962
Osaka Titanium Technologies Co., Ltd.	8,500	136,418
Sumitomo Forestry Co., Ltd.	37,659	470,329
Sumitomo Metal Mining Co., Ltd.	21,000	218,040
Toho Titanium Co., Ltd.(a)	16,600	125,462
Tokyo Steel Manufacturing Co., Ltd.	69,700	483,608
Yamato Kogyo Co., Ltd.	6,700	156,231
		9,332,483

Jersey (0.43%)
Petrofac, Ltd.	12,709	143,333
Randgold Resources, Ltd., ADR	19,554	1,382,859
		1,526,192

Luxembourg (0.08%)
Subsea 7 SA(a)	5,410	32,093
Ternium SA, Sponsored ADR	20,283	240,962
		273,055

Mexico (0.26%)
Grupo Lala SAB de CV	265,800	629,851
Grupo Mexico SAB de CV, Series B	82,383	$159,790
Industrias Penoles SAB de CV	13,107	125,002
		914,643

Netherlands (0.34%)
Frank's International N.V.	36,103	528,187
Fugro N.V.(a)	7,518	110,680
Royal Dutch Shell PLC, Class A, Sponsored ADR	13,288	583,742
		1,222,609

Norway (1.66%)
Bakkafrost P/F	16,496	547,422
DNO ASA(a)	295,286	195,574
Marine Harvest ASA	116,099	1,575,339
Norsk Hydro ASA	139,190	459,819
Statoil ASA	33,953	463,052
TGS Nopec Geophysical Co. ASA	35,976	518,821
Yara International ASA	57,700	2,173,321
		5,933,348

Peru (0.11%)
Cia de Minas Buenaventura SAA, ADR(a)	101,778	407,112
	Shares	Value (Note 2)
Singapore (0.24%)
First Resources, Ltd.	102,200	$125,185
Wilmar International, Ltd.	366,661	733,528
		858,713

South Africa (0.20%)
AngloGold Ashanti, Ltd., Sponsored ADR(a)	10,817	91,728
Exxaro Resources, Ltd.	35,057	133,958
Gold Fields, Ltd., Sponsored ADR	121,567	413,328
Impala Platinum Holdings, Ltd.(a)	39,295	81,335
		720,349

South Korea (0.10%)
POSCO, Sponsored ADR	9,804	363,630

Spain (0.03%)
Acerinox SA	10,270	91,986

Sweden (0.16%)
Boliden AB	7,842	108,258
Holmen AB, B Shares	4,641	132,786
Lundin Petroleum AB(a)	16,470	235,232
SSAB AB, A Shares(a)	41,117	98,482
		574,758

Switzerland (0.27%)
Noble Corp. PLC	9,174	71,465
Syngenta AG	1,786	655,398
Transocean, Ltd.	8,890	92,634
Weatherford International, Ltd.(a)	20,498	138,157
		957,654

United Kingdom (0.82%)
Antofagasta PLC	49,329	267,238
BG Group PLC	17,867	268,462
BP PLC, Sponsored ADR	21,309	689,772
Fresnillo PLC	14,550	149,687
Severn Trent PLC	21,019	655,605
United Utilities Group PLC	64,416	877,936
		2,908,700

United States (14.14%)
AGCO Corp.	16,351	797,438
Allegheny Technologies, Inc.	5,767	54,094
Allied Nevada Gold Corp.(a)	28,885	1,127
American States Water Co.	12,117	550,112
American Water Works Co., Inc.	3,695	239,842
The Andersons, Inc.	13,426	393,516
Antero Resources Corp.(a)	17,644	479,388
Apache Corp.	4,465	189,941
Aqua America, Inc.	18,258	575,675
Archer-Daniels-Midland Co.	13,777	487,017
Baker Hughes, Inc.	8,747	380,582
Bristow Group, Inc.	9,527	221,598
Bunge, Ltd.	2,390	148,204
Calgon Carbon Corp.	20,375	329,871
California Water Service Group	12,143	304,668
Cal-Maine Foods, Inc.	39,853	2,011,381

	Shares	Value (Note 2)
United States (continued)
Cameron International Corp.(a)	8,046	$528,300
Carpenter Technology Corp.	11,547	320,545
Carrizo Oil & Gas, Inc.(a)	1,829	49,621
CF Industries Holdings, Inc.	11,029	330,870
Chevron Corp.	4,200	363,174
Cimarex Energy Co.	3,872	360,096
Commercial Metals Co.	24,641	343,003
ConocoPhillips	5,846	228,462
Continental Resources, Inc.(a)	143	3,019
Core Laboratories N.V.	9,180	903,312
CST Brands, Inc.	1,278	49,510
Darling Ingredients, Inc.(a)	18,472	166,063
Deere & Co.	6,627	510,345
Devon Energy Corp.	5,560	155,124
Diamond Offshore Drilling, Inc.	3,190	59,302
Diamondback Energy, Inc.(a)	2,929	221,286
Dril-Quip, Inc.(a)	31,333	1,837,367
Energen Corp.	98	3,456
Ensco PLC, Class A	9,480	92,714
EOG Resources, Inc.	3,824	271,580
EQT Corp.	6,352	392,172
Exxon Mobil Corp.	13,502	1,051,131
FMC Technologies, Inc.(a)	41,461	1,042,744
Forum Energy Technologies, Inc.(a)	46,952	526,332
Halliburton Co.	564	17,930
Helix Energy Solutions Group, Inc.(a)	73,603	296,620
Helmerich & Payne, Inc.	23,402	1,188,822
Hess Corp.	14,833	630,403
HollyFrontier Corp.	28,340	991,050
Hormel Foods Corp.	30,756	2,473,090
Ingredion, Inc.	9,393	946,063
Joy Global, Inc.	33,712	336,109
Kaiser Aluminum Corp.	1,761	136,900
Kinder Morgan, Inc.	5,763	94,801
Laredo Petroleum, Inc.(a)	39,853	309,259
Lindsay Corp.	11,998	843,939
Marathon Oil Corp.	44,849	436,381
Marathon Petroleum Corp.	31,343	1,309,824
Matador Resources Co.(a)	18,153	290,993
Memorial Resource Development Corp.(a)	31,199	496,376
Monsanto Co.	27,375	2,480,175
The Mosaic Co.	8,076	194,632
Murphy Oil Corp.	37,028	726,119
National Oilwell Varco, Inc.	21,300	693,102
Newmont Mining Corp.	84	1,677
Noble Energy, Inc.	4,222	136,666
Occidental Petroleum Corp.	976	67,178
Oceaneering International, Inc.	38,357	1,298,384
Oil States International, Inc.(a)	27,984	789,988
Parsley Energy, Inc., Class A(a)	13,039	251,131
Patterson-UTI Energy, Inc.	17,623	253,419
PDC Energy, Inc.(a)	4,982	283,326
Phillips 66	10,779	863,937
Pilgrim's Pride Corp.(a)	113,544	2,518,406
Pioneer Natural Resources Co.	1,605	198,940
Plum Creek Timber Co., Inc. REIT	4,614	186,913
Potash Corp. REIT	31,180	899,231
QEP Resources, Inc.	16,190	207,556
	Shares	Value (Note 2)
United States (continued)
Rayonier, Inc. REIT	16,060	$338,705
Royal Gold, Inc.	17,724	527,998
RPC, Inc.	107,192	1,336,684
RSP Permian, Inc.(a)	14,082	331,631
Sanderson Farms, Inc.	38,094	3,093,995
Schlumberger, Ltd.	12,112	875,334
Southern Copper Corp.	20,916	542,143
Southwestern Energy Co.(a)	12,696	112,867
Steel Dynamics, Inc.	17,923	328,887
Stillwater Mining Co.(a)	17,761	116,335
Superior Energy Services, Inc.	13,527	139,463
Synergy Resources Corp.(a)	41,496	263,085
Tyson Foods, Inc., Class A	4,769	254,474
Valero Energy Corp.	20,330	1,379,797
Walter Energy, Inc.(a)	68,768	2,132
Weyerhaeuser Co. REIT	19,376	496,219
Worthington Industries, Inc.	15,573	476,378
		50,439,449

TOTAL COMMON STOCKS (Cost $126,245,523)		105,575,640

MASTER LIMITED PARTNERSHIPS (0.24%)
United States (0.24%)
Alliance Resource Partners LP	14,363	203,380
Buckeye Partners LP	977	56,901
Energy Transfer Partners LP	2,591	77,056
Enterprise Products Partners LP	10,676	255,263
Magellan Midstream Partners LP	2,054	131,929
MPLX LP	1,555	47,847
Plains All American Pipeline LP	3,090	65,230
Williams Partners LP	1,242	27,349
		864,955

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,410,976)		864,955

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (58.29%)
U.S. Treasury Bonds (58.29%)
United States Treasury Inflation Indexed Bonds
0.125%, 4/15/16(c)	$46,883,516	$46,684,214
2.500%, 7/15/16	2,174,287	2,205,783
0.875%, 11/30/16	25,000,000	25,054,700
2.375%, 1/15/17(c)	10,298,488	10,554,003
1.000%, 3/31/17(c)	36,000,000	36,135,720
0.125%, 4/15/17(c)	15,152,500	15,170,456
0.750%, 6/30/17(c)	45,000,000	45,016,695
2.625%, 7/15/17(c)	14,601,428	15,288,629
1.625%, 1/15/18	11,329,700	11,745,047
		207,855,247
TOTAL GOVERNMENT BONDS (Cost $209,113,737)		207,855,247

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (13.07%)
Money Market Fund (13.07%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.077%	46,609,587	$46,609,587

TOTAL SHORT TERM INVESTMENTS (Cost $46,609,587)			46,609,587

TOTAL INVESTMENTS (101.21%) (Cost $383,379,823)			$360,905,429

Liabilities in Excess of Other Assets (-1.21%)			(4,312,877	)(d)
NET ASSETS - 100.00%			$356,592,552

(a)	Non-Income Producing Security.
(b)	Less than 0.005%
(c)	Security, or portion of security, is being held as collateral for total return swap contract, futures contracts and written options aggregating a total market value of $57,179,183.
(d)	Includes cash which is being held as collateral for total return swap contracts, future contracts and written options in the amount of $182,617.

Common Abbreviations:
A/S - Aktieselskab is the Danish equivalent for the term Stock Company.
AB - Aktiebolag is the Swedish equivalent of the term corporation.
ADR - American Depositary Receipt.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA - Allmennaksjeselskap is the Norwegian term for public limited company.
Ltd. - Limited.
LP - Limited Partnership.
NL - No Liability
N.V. - Naamloze vennootschap is the Dutch term for a public limited liability corporation.
OYJ - Osakeyhtio is the Finnish equivalent of a public limited company.
PLC - Public Limited Co.
REIT - Real Estate Investment Trust.
SA - Generally designated corporations in various countries, mostly those employing the civil law.
SAA - Sociedad Anonima Abierta is the Peruvian term used for companies with 20 or more shareholders.
SAB de CV - A variable capital company.

For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease.  Industries and regions are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Appreciation
Brent Crude Future	Long	400	3/01/16	$14,396,000	$1,556,320
Copper Future	Short	(39)	3/30/16	(2,015,325)	144,668
Gold 100 Oz Future	Long	29	4/28/16	3,237,560	70,237
LME Zinc Future	Long	8	3/15/16	324,400	14,040
Natural Gas Future	Long	15	2/26/16	344,700	23,697
Platinum Future	Long	61	4/28/16	2,666,615	38,525
Silver Future	Long	48	3/30/16	3,418,320	50,096
WTI Crude Future	Short	(26)	2/20/16	(874,120)	25,804
WTI Crude Future	Long	21	2/23/16	706,020	46,001
				$22,204,170	$1,969,388

Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Depreciation
Coffee C Future	Long	25	3/19/16	$1,090,781	$(15,994)
LME Nickel Future	Long	10	3/15/16	516,300	(16,706)
Sugar #11 (World)	Long	140	3/01/16	2,060,352	(235,200)
WTI Crude Future	Short	(186)	3/19/16	(6,562,080)	(567,942)
				$(2,894,647)	$(835,842)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value (Note 2)
Written Call Options
Sugar (WRLD) Future:
	2/16/16	$15.00	(50)	$(1,120)
	2/16/16	15.50	(50)	(560)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $57,854)				$(1,680)

TOTAL WRITTEN OPTIONS
(Premiums received $57,854)				$(1,680)

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Dollars	Floating Rate/Fixed Amount Paid by Fund	Termination Date	Unrealized Appreciation
Bank of America - Merrill Lynch	ML eXtra Silver GA6	$971,705	USB3MTA + 10 bps*	6/30/2016	$29,276
					$29,276

Swap Counterparty	Reference Obligation	Notional Dollars	Floating Rate/Fixed Amount Paid by Fund	Termination Date	Unrealized Appreciation
Bank of America - Merrill Lynch	MLCS Coffee J-F3	$(2,735,837)	USB3MTA*	6/30/2016	$221,598
Bank of America - Merrill Lynch	MLCS Copper J-F3	(3,553,008)	USB3MTA*	6/30/2016	117,504
					$339,102
			Total Appreciation		$368,378

Swap Counterparty	Reference Obligation	Notional Dollars	Floating Rate/Fixed Amount Paid by Fund	Termination Date	Unrealized Depreciation
UBS	CRB 3m Fwd TR Index **	$9,019,904	USB3MTA + 40 bps*	11/30/2016	$(369,642)
Citigroup	CRB 3m Fwd TR Index **	82,067,612	USB3MTA + 27 bps*	9/19/2016	(2,047,645)
Societe Generale	CRB 3m Fwd TR Index **	68,074,154	USB3MTA + 35 bps*	11/30/2016	(2,789,709)
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index **	73,030,897	USB3MTA + 35 bps*	6/30/2016	(2,993,011)
Bank of America - Merrill Lynch	LME Copper Future	2,988,900	n/a	4/29/2016	(246,114)
Bank of America - Merrill Lynch	ML Nickel	533,520	n/a	3/17/2016	(17,126)
Bank of America - Merrill Lynch	ML Aluminum GA6	7,387,784	USB3MTA + 10 bps*	6/30/2016	(4,814)
Bank of America - Merrill Lynch	ML eXtra Coffee GA6	2,837,754	USB3MTA + 10 bps*	6/30/2016	(227,494)
Bank of America - Merrill Lynch	ML eXtra Copper GA6	3,578,034	USB3MTA + 10 bps*	6/30/2016	(117,427)
					$(8,812,982)

Swap Counterparty	Reference Obligation	Notional Dollars	Floating Rate/Fixed Amount Paid by Fund	Termination Date	Unrealized Depreciation
Bank of America - Merrill Lynch	MLCS Silver J-F3	(968,615)	USB3MTA**	6/30/2016	$(29,955)
Bank of America - Merrill Lynch	MLCX Aluminum J-F3	(7,249,730)	USB3MTA**	6/30/2016	(37,062)
					$(67,017)
			Total Depreciation		$(8,879,999)

(a)
The Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the fund

*	United States Auction Results 3 Month Treasury Bill High Discount
**	CRB - Commodity Research Bureau

ALPS | Kotak India Growth Fund
STATEMENT OF INVESTMENTS
January 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.83%)
Consumer Discretionary (11.02%)
Auto Components (2.54%)
Motherson Sumi Systems, Ltd.	41,520	$163,960
MRF, Ltd.	365	192,284
		356,244

Automobiles (6.94%)
Maruti Suzuki India, Ltd.	6,650	403,036
Tata Motors, Ltd., Class A(a)	86,500	340,489
TVS Motor Co., Ltd.	53,000	229,888
		973,413

Media (1.54%)
Dish TV India, Ltd.(a)	159,500	215,902

TOTAL CONSUMER DISCRETIONARY		1,545,559

Consumer Staples (9.40%)
Beverages (0.86%)
United Breweries, Ltd.	10,500	120,051

Food Products (1.94%)
Britannia Industries, Ltd.	6,850	272,604

Household Products (0.97%)
Jyothy Laboratories, Ltd.	32,000	135,721

Personal Products (1.96%)
Colgate‐Palmolive India, Ltd.	21,700	275,112

Tobacco (3.67%)
ITC, Ltd.	108,500	514,481

TOTAL CONSUMER STAPLES		1,317,969

Energy (4.76%)
Oil, Gas & Consumable Fuels (4.76%)
Hindustan Petroleum Corp., Ltd.	31,100	375,383
Reliance Industries, Ltd.	19,100	292,955
		668,338

TOTAL ENERGY		668,338

Financials (26.76%)
Commercial Banks (19.23%)
Axis Bank, Ltd.	68,364	414,717
Bank of Baroda	93,000	173,402
HDFC Bank, Ltd.	48,033	749,163
ICICI Bank, Ltd.	148,000	504,076
IndusInd Bank, Ltd.	29,135	401,121
State Bank of India	86,900	232,275
	Shares	Value (Note 2)
Commercial Banks (continued)
Yes Bank, Ltd.	20,102	$222,704
		2,697,458

Consumer Finance (2.58%)
Shriram Transport Finance Co., Ltd.	15,215	190,197
SKS Microfinance, Ltd.(a)	21,700	171,800
		361,997

Diversified Financial Services (0.88%)
Multi Commodity Exchange of India, Ltd.	9,750	123,536

Insurance (1.02%)
MAX Financial Services, Ltd.	26,325	142,572

Thrifts & Mortgage Finance (3.05%)
Housing Development Finance Corp., Ltd.	24,400	427,128

TOTAL FINANCIALS		3,752,691

Health Care (7.88%)
Health Care Equipment & Services (0.32%)
MAX India, Ltd.(a)(b)	26,325	45,557

Pharmaceuticals (7.56%)
Cadila Healthcare, Ltd.	30,445	137,125
Cipla, Ltd.	23,100	200,292
Lupin, Ltd.	9,350	236,809
Sun Pharmaceutical Industries, Ltd.	37,500	485,396
		1,059,622

TOTAL HEALTH CARE		1,105,179

Industrials (10.79%)
Construction & Engineering (2.60%)
Larsen & Toubro, Ltd.	19,500	318,895
MBL Infrastructures, Ltd.	19,042	45,833
		364,728

Electrical Equipment (4.17%)
Amara Raja Batteries, Ltd.	18,300	227,253
Crompton Greaves, Ltd.	67,450	171,229
Finolex Cables, Ltd.	36,000	123,536
V‐Guard Industries, Ltd.	4,762	62,975
		584,993

Machinery (1.53%)
Thermax, Ltd.	6,800	84,215
Timken India, Ltd.(a)	18,200	130,143
		214,358

Miscellaneous Manufacturer (0.65%)
Solar Industries India, Ltd.	2,000	90,996

Transportation Infrastructure (1.84%)
Gateway Distriparks, Ltd.	40,500	181,076

	Shares	Value (Note 2)
Transportation Infrastructure (continued)
IL&FS Transportation Networks, Ltd.	65,040	$76,887
		257,963

TOTAL INDUSTRIALS		1,513,038

Information Technology (14.01%)
Computers (0.21%)
Persistent Systems, Ltd.	3,100	30,424

IT Services (13.80%)
HCL Technologies, Ltd.	20,050	257,218
Infosys, Ltd.	53,250	915,394
Tata Consultancy Services, Ltd.	16,300	576,562
Tech Mahindra, Ltd.	25,000	185,734
		1,934,908

TOTAL INFORMATION TECHNOLOGY		1,965,332

Materials (12.60%)
Auto Parts & Equipment (0.58%)
Gulf Oil Lubricants India, Ltd.	10,628	81,694

Chemicals (4.29%)
Akzo Nobel India, Ltd.	9,860	195,502
Bayer CropScience, Ltd.	1,674	83,495
Berger Paints India, Ltd.	35,225	138,844
Max Venture & Industries, Ltd.(a)(b)	5,265	2,147
Supreme Industries, Ltd.	16,488	180,680
		600,668

Construction Materials (7.73%)
ACC, Ltd.	4,721	86,671
Century Textiles & Industries, Ltd.	19,200	149,857
JK Cement, Ltd.	22,666	166,330
Orient Cement, Ltd.	30,974	65,257
The Ramco Cements, Ltd.	36,619	210,516
Shree Cement, Ltd.	1,015	158,530
Ultratech Cement, Ltd.	5,870	246,877
		1,084,038

TOTAL MATERIALS		1,766,400

Telecommunication Services (0.61%)
Diversified Telecommunication (0.61%)
Tata Communications, Ltd.	14,342	85,079

TOTAL TELECOMMUNICATION SERVICES		85,079

TOTAL COMMON STOCKS (Cost $14,724,769)		13,719,585

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.46%)
Money Market Fund (0.46%)
Dreyfus Cash Advantage Fund, Institutional Class	0.332%	63,874	$63,874

TOTAL SHORT TERM INVESTMENTS (Cost $63,874)			63,874

TOTAL INVESTMENTS (98.29%) (Cost $14,788,643)			$13,783,459

Other Assets In Excess Of Liabilities (1.71%)			239,659

NET ASSETS (100.00%)			$14,023,118

(a)	Non-Income Producing Security.
(b)	Fair valued security; valued by management in accordance with the procedures approved by the Fund’s Board of Trustees. As of January 31, 2016, these securities had a total value of $47,704 or 0.34% of total net assets.
Common Abbreviations:
Ltd. - Limited.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund  management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

y

ALPS|Metis Global Micro Cap Fund
STATEMENT OF INVESTMENTS
January 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (93.77%)
Australia (5.61%)
Beadell Resources, Ltd.	434,720	$47,649
Bradken, Ltd.(a)	76,768	24,109
Cedar Woods Properties, Ltd.	9,027	28,235
Monadelphous Group, Ltd.	9,508	42,537
Reckon, Ltd.	14,972	22,173
Regis Resources, Ltd.	26,080	43,731
Resolute Mining, Ltd.(a)	243,781	56,246
Sandfire Resources NL	10,925	39,562
Senex Energy, Ltd.(a)	257,937	28,008
Seven West Media, Ltd.	77,657	46,251
Southern Cross Media Group, Ltd.	53,525	43,182
STW Communications Group, Ltd.	45,766	24,722
Watpac, Ltd.	34,642	26,065
		472,470

Belgium (0.28%)
Sioen Industries NV	1,315	23,719

Brazil (0.61%)
Direcional Engenharia SA	30,000	24,788
Even Construtora e Incorporadora SA	25,600	26,474
		51,262

Canada (4.15%)
Capstone Infrastructure Corp.	17,020	58,560
Corus Entertainment, Inc., B Shares	5,696	39,562
Endeavour Silver Corp.(a)	30,722	38,095
Horizon North Logistics, Inc.	27,012	35,286
Medical Facilities Corp.	2,565	25,542
Nevsun Resources, Ltd.	16,555	45,024
TransGlobe Energy Corp.	22,529	32,164
Trinidad Drilling, Ltd.	21,400	29,941
Yellow Pages, Ltd.(a)	3,984	45,217
		349,391

China (0.67%)
Merry Garden Holdings, Ltd.	1,010,000	22,113
Tiangong International Co., Ltd.	514,000	34,577
		56,690

France (1.64%)
Assystem	1,019	24,727
EuropaCorp(a)	4,802	22,581
Neopost SA	1,813	43,390
Sequana SA(a)	6,073	20,843
Sword Group	989	26,619
		138,160

Germany (0.87%)
Borussia Dortmund GmbH & Co., KGaA	5,985	25,506
Leifheit AG	486	24,560
PNE Wind AG	11,597	23,531
		73,597
	Shares	Value (Note 2)
Great Britain (1.71%)
Amerisur Resources PLC(a)	76,175	$27,558
CML Microsystems PLC	6,945	36,615
Majestic Wine PLC(a)	5,912	30,074
Soco International PLC	12,259	28,167
Wincanton PLC(a)	9,107	21,736
		144,150

Hong Kong (2.53%)
APT Satellite Holdings, Ltd.	32,000	23,297
CSI Properties, Ltd.	800,000	21,725
G‐Resources Group, Ltd.	1,866,000	43,004
Le Saunda Holdings, Ltd.	114,000	22,211
Lisi Group Holdings, Ltd.	512,000	26,062
Playmates Toys, Ltd.	176,000	40,685
Shougang Fushan Resources Group, Ltd.	340,000	36,567
		213,551

India (0.24%)
Oriental Bank of Commerce	12,316	20,538

Indonesia (0.56%)
Bekasi Fajar Industrial Estate Tbk PT	1,202,500	21,133
Kawasan Industri Jababeka Tbk PT	1,499,200	25,718
		46,851

Israel (0.56%)
Magic Software Enterprises, Ltd.	4,713	26,769
magicJack VocalTec, Ltd.(a)	2,714	20,654
		47,423

Japan (34.99%)
Aderans Co., Ltd.	3,700	18,542
Agro‐Kanesho Co., Ltd.	3,300	25,529
Aizawa Securities Co., Ltd.	7,600	43,318
Arealink Co., Ltd.	36,300	38,585
Asmo Corp.	68,000	42,706
Avex Group Holdings, Inc.	3,000	33,796
The Bank of Saga, Ltd.	12,000	24,824
Cleanup Corp.	7,100	42,338
Computer Engineering & Consulting, Ltd.	4,300	44,889
Computer Institute of Japan, Ltd.	10,600	41,230
Corona Corp.	4,600	40,756
DA Consortium, Inc.	5,200	27,661
Dai Nippon Toryo Co., Ltd.	23,000	44,253
Daihatsu Diesel Manufacturing Co., Ltd.	4,400	25,488
Daikoku Denki Co., Ltd.	3,400	45,062
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	9,000	37,438
The Daisan Bank, Ltd.	17,000	23,218
The Ehime Bank, Ltd.	13,000	26,324
Eidai Co., Ltd.	13,000	44,901
Fuji Kiko Co., Ltd.	6,600	23,759
Fujisash Co., Ltd.(a)	47,100	37,254
Fujishoji Co., Ltd.	4,700	40,883
Fujitec Co., Ltd.	4,200	39,606
Fukui Computer Holdings, Inc.	2,600	26,689
The Fukushima Bank, Ltd.	33,000	24,434
Gun‐Ei Chemical Industry Co., Ltd.	10,000	25,726
Happinet Corp.	4,500	39,911

	Shares	Value (Note 2)
Japan (continued)
Honda Tsushin Kogyo	4,800	$38,710
Hosokawa Micron Corp.	6,000	27,994
Howa Machinery, Ltd.	7,900	38,316
Ichiyoshi Securities Co., Ltd.	4,800	44,671
Imagineer Co., Ltd.	3,000	22,572
IwaiCosmo Holdings, Inc.	3,800	40,989
Iwasaki Electric Co., Ltd.	21,000	37,068
Japan Digital Laboratory Co., Ltd.	3,100	41,256
Kato Works Co., Ltd.	6,000	22,440
Kawai Musical Instruments Manufacturing Co., Ltd.	2,300	39,251
Kinugawa Rubber Industrial Co., Ltd.	4,000	20,961
Koatsu Gas Kogyo Co., Ltd.	7,000	34,512
Komori Corp.	3,700	41,730
Konishi Co., Ltd.	1,200	24,204
Kurimoto, Ltd.	23,000	41,266
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	22,698
Kyowa Leather Cloth Co., Ltd.	3,400	24,754
Mamiya‐Op Co., Ltd.	27,000	38,493
Mars Engineering Corp.	2,600	44,601
The Michinoku Bank, Ltd.	17,000	27,930
The Mie Bank, Ltd.	12,000	23,529
Miroku Jyoho Service Co., Ltd.	5,000	36,528
Mito Securities Co., Ltd.	12,800	43,423
Mitsuuroko Group Holdings Co., Ltd.	5,300	25,107
The Nanto Bank, Ltd.	9,000	26,166
ND Software Co., Ltd.	2,500	21,594
Nihon House Holdings Co., Ltd.	11,500	40,546
Nippon Hume Corp.	7,200	39,626
Nippon Piston Ring Co., Ltd.	1,600	24,931
Nippon Seisen Co., Ltd.	10,000	40,917
Ohashi Technica, Inc.	2,400	25,316
Okamoto Industries, Inc.	3,000	24,632
Osaka Soda Co., Ltd.	11,000	42,225
Riken Corp.	7,000	23,801
Ryoden Trading Co., Ltd.	7,000	43,550
San‐Ai Oil Co., Ltd.	3,000	23,264
Sankyo Seiko Co., Ltd.	11,300	40,011
Sansha Electric Manufacturing Co., Ltd.	7,000	38,839
The Shimizu Bank, Ltd.	1,000	23,539
Shiroki Corp.	8,000	24,850
SNT Corp.	5,200	25,978
Sun Frontier Fudousan Co., Ltd.	5,800	49,246
Systena Corp.	3,200	41,583
Tabuchi Electric Co., Ltd.	7,000	39,755
Tachikawa Corp.	4,000	22,873
Takagi Securities Co., Ltd.	29,000	40,351
Takiron Co., Ltd.	6,000	29,279
Tatsuta Electric Wire and Cable Co., Ltd.	12,000	40,558
Tayca Corp.	6,000	27,543
Teikoku Electric Manufacturing Co., Ltd.	3,500	25,604
Teikoku Sen‐I Co., Ltd.	2,000	21,497
The Tochigi Bank, Ltd.	4,000	19,023
Togami Electric Manufacturing Co., Ltd.	9,000	40,651
Toli Corp.	16,000	41,913
Tosho Printing Co., Ltd.	6,000	25,233
The Towa Bank, Ltd.	29,000	22,737
Toyo Machinery & Metal Co., Ltd.	7,100	23,265
Tsukuba Bank, Ltd.	7,900	24,541
	Shares	Value (Note 2)
Japan (continued)
Usen Corp.(a)	8,900	$26,182
West Holdings Corp.	7,200	48,167
Yachiyo Industry Co., Ltd.	4,700	38,115
Yuasa Trading Co., Ltd.	1,700	38,274
		2,948,298

New Zealand (0.28%)
Skellerup Holdings, Ltd.	25,458	23,833

Pakistan (0.56%)
Bank Alfalah, Ltd.	94,500	23,514
The Bank of Punjab(a)	299,000	23,944
		47,458

Poland (0.23%)
Getin Noble Bank SA(a)	171,390	18,986

Qatar (0.26%)
National Leasing	6,848	22,008

South Korea (4.90%)
Daou Technology, Inc.	2,388	41,086
Dong‐A Hwasung Co., Ltd.(a)	5,963	25,925
Dongyang E&P, Inc.(a)	2,131	22,367
DY Corp.	4,439	21,288
Halla Holdings Corp.(a)	482	25,219
Kumho Tire Co., Inc.(a)	4,546	23,805
Kwang Myung Electric Engineering Co., Ltd.(a)	13,039	23,244
NEOWIZ HOLDINGS Corp.(a)	2,075	25,396
Sammok S‐Form Co., Ltd.(a)	2,496	45,854
SeAH Special Steel Co., Ltd.	2,746	41,912
Sejoong Co., Ltd.	8,018	25,614
Seoyon Electronics Co., Ltd.	8,753	23,104
Sungwoo Hitech Co., Ltd.	3,436	23,781
YeaRimDang Publishing Co., Ltd.(a)	6,221	21,317
Yoosung Enterprise Co., Ltd.	7,447	22,714
		412,626

Sweden (1.21%)
Eniro AB(a)	238,122	24,273
Medivir AB, B Shares(a)	3,389	26,556
Semcon AB	5,207	24,902
Tethys Oil AB	3,843	26,429
		102,160

Taiwan (3.95%)
Apacer Technology, Inc.	81,000	39,431
China General Plastics Corp.	57,000	24,005
Clevo Co.	45,000	42,742
Cyberlink Corp.	13,000	26,658
Farglory Land Development Co., Ltd.	25,000	24,505
KEE TAI Properties Co., Ltd.	74,000	31,346
Radium Life Tech Co., Ltd.	73,000	22,480
Taiwan TEA Corp.	98,000	40,224
We&Win Diversification Co., Ltd.	143,000	42,053

	Shares	Value (Note 2)
Taiwan (continued)
Yungshin Construction & Development Co., Ltd.	50,000	$39,447
		332,891

Thailand (0.57%)
Raimon Land PCL(a)	1,304,100	47,700

Turkey (0.54%)
EGE Seramik Sanayi ve Ticaret AS	31,843	45,287

United States (26.85%)
Adams Resources & Energy, Inc.	702	23,636
Alaska Communications Systems Group, Inc.(a)	19,767	32,023
American Public Education, Inc.(a)	2,305	36,372
American Vanguard Corp.	3,125	35,188
Ampco‐Pittsburgh Corp.	4,248	44,264
Approach Resources, Inc.(a)	14,777	19,062
Atwood Oceanics, Inc.	2,581	15,822
Baldwin & Lyons, Inc., Class B	1,822	45,058
Blucora, Inc.(a)	4,413	38,084
Bravo Brio Restaurant Group, Inc.(a)	4,870	41,931
C&F Financial Corp.	1,129	43,185
CARBO Ceramics, Inc.	1,554	25,719
CDI Corp.	6,400	32,896
Chart Industries, Inc.(a)	2,431	39,407
Citizens & Northern Corp.	1,795	36,169
Columbus McKinnon Corp.	1,381	19,748
Computer Task Group, Inc.	6,575	38,858
Crawford & Co., Class B	8,161	37,133
CSS Industries, Inc.	1,544	43,247
Denbury Resources, Inc.	13,227	20,634
EZCORP, Inc., Class A(a)	8,584	26,095
First BanCorp(a)	7,934	20,628
FONAR Corp.(a)	1,503	20,907
FreightCar America, Inc.	2,213	42,158
Geospace Technologies Corp.(a)	2,397	25,911
Global Power Equipment Group, Inc.	12,292	32,205
Gold Resource Corp.	24,593	32,955
Graham Corp.	2,616	45,257
Hallador Energy Co.	5,588	27,828
Hardinge, Inc.	4,643	40,998
Hawaiian Telcom Holdco, Inc.(a)	1,732	41,325
Higher One Holdings, Inc.(a)	13,515	47,167
Hovnanian Enterprises, Inc., Class A(a)	24,183	37,242
Hurco Cos, Inc.	1,688	45,575
Hyster‐Yale Materials Handling, Inc.	834	43,318
Independence Holding Co.	3,135	48,091
ITT Educational Services, Inc.(a)	11,843	32,095
Johnson Outdoors, Inc., Class A	1,961	42,162
Juniper Pharmaceuticals, Inc.(a)	3,719	29,529
Lifevantage Corp(a)	4,799	40,168
Liquidity Services, Inc.(a)	6,730	43,812
Macatawa Bank Corp.	7,266	42,579
Modine Manufacturing Co.(a)	2,904	18,644
Nature's Sunshine Products, Inc.	4,226	36,259
Northern Oil and Gas, Inc.(a)	7,611	25,116
Nutraceutical International Corp.(a)	1,006	23,842
OFG Bancorp	3,566	20,041
	Shares	Value (Note 2)
United States (continued)
Pain Therapeutics, Inc.(a)	23,407	$37,919
Preformed Line Products Co.	1,035	39,144
Pzena Investment Management, Inc., Class A	5,031	38,739
REX American Resources Corp.(a)	490	26,181
Saga Communications, Inc., Class A	1,117	46,813
SciClone Pharmaceuticals, Inc.(a)	2,876	22,979
SL Industries, Inc.(a)	1,387	41,610
Stone Energy Corp.(a)	6,712	20,673
Travelzoo, Inc.(a)	5,254	42,610
TRC Cos, Inc.(a)	4,701	41,510
Twin Disc, Inc.	4,115	47,075
UFP Technologies, Inc.(a)	1,117	24,205
Unit Corp.(a)	2,218	23,134
VAALCO Energy, Inc.(a)	20,819	29,355
Vera Bradley, Inc.(a)	2,763	40,837
VOXX International Corp.(a)	7,971	34,196
VSE Corp.	714	42,840
Weight Watchers International, Inc.(a)	1,966	24,949
ZAGG, Inc.(a)	4,060	37,433
		2,262,545

TOTAL COMMON STOCKS (Cost $8,488,494)		7,901,594

PREFERRED STOCKS (0.54%)
Brazil (0.54%)
Banco ABC Brasil SA	12,300	24,807
Banco do Estado do Rio Grande do Sul SA, Class B	18,300	20,420
		45,227

TOTAL PREFERRED STOCKS (Cost $51,652)		45,227

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (5.85%)
Money Market Fund (5.85%)
Morgan Stanley Institutional Liquidity Fund ‐ Prime Portfolio	0.347%	492,878	492,878

TOTAL SHORT TERM INVESTMENTS (Cost $492,878)			492,878

TOTAL INVESTMENTS (100.16%) (Cost $9,033,024)			$8,439,699

Liabilities in Excess of Other Assets (‐0.16%)			(13,035)
NET ASSETS ‐100.00%			$8,426,664

(a)	Non-Income Producing Security.
Common Abbreviations:
AB - Aktiebolag is the Swedish equivalent of the term corporation.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS - Andonim Sirketi, Joint Stock Company in Turkey.

GmbH - Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.
KGaA - Kommanditgesellschaft auf Aktien is a German corporate designation standing for 'partnership limited by shares.'
Ltd. - Limited.
NL - No Liability.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PCL - A rearrangement of the letters for Public Limited Company, used in Thailand.
PLC - Public Limited Company.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
Tbk PT - Terbuka is the Indonesian term for limited liability company.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Red Rocks Listed Private Equity Fund
STATEMENT OF INVESTMENTS
January 31, 2016 (Unaudited)

	Shares	Value (Note 2)
CLOSED‐END FUNDS (12.22%)
Apax Global Alpha, Ltd.(a)	4,490,779	$7,294,755
Graphite Enterprise Trust PLC	600,399	4,662,519
HBM Healthcare Investments AG, Class A	115,708	11,295,748
HgCapital Trust PLC	960,999	13,830,200
Oakley Capital Investments, Ltd.(a)	3,405,546	7,036,212
Pantheon International Participations PLC, Ordinary Shares(a)	183,925	3,249,725
Pantheon International Participations PLC, Redeemable Shares(a)	347,200	5,862,492
		53,231,651

TOTAL CLOSED‐END FUNDS (Cost $58,562,683)		53,231,651

COMMON STOCKS (86.28%)
Communications (2.53%)
Internet (1.88%)
IAC/InterActiveCorp	104,071	5,405,448
Liberty Ventures, Series A(a)	70,631	2,777,917
		8,183,365

Media (0.65%)
Liberty Media Corp., Class A(a)	77,273	2,829,737

TOTAL COMMUNICATIONS		11,013,102

Consumer, Non‐Cyclical (0.95%)
Commercial Services (0.95%)
Macquarie Infrastructure Corp.	61,365	4,115,137

TOTAL CONSUMER, NON‐CYCLICAL		4,115,137

Diversified (13.02%)
Holding Companies‐Diversified Operations (13.02%)
Ackermans & van Haaren N.V.	144,871	18,746,341
Bollore SA	418,262	1,685,998
Remgro, Ltd.	363,768	5,743,482
Schouw & Co.	272,101	16,016,397
Wendel SA	144,947	14,494,621
		56,686,839

TOTAL DIVERSIFIED		56,686,839

Financials (64.17%)
Diversified Financial Services (6.29%)
Apollo Global Management LLC, Class A	222,171	3,017,082
The Blackstone Group LP	659,100	17,314,557
	Shares	Value (Note 2)
Diversified Financial Services (continued)
The Carlyle Group LP	150,635	$2,060,687
Intermediate Capital Group PLC	353,944	2,935,227
KKR & Co. LP	151,075	2,059,152
		27,386,705

Insurance (2.51%)
Alleghany Corp.(a)	22,892	10,940,545

Investment Companies (34.65%)
3i Group PLC	2,980,500	18,771,352
Altamir	629,197	6,856,990
Ares Capital Corp.	627,192	8,717,969
Aurelius AG	559,200	28,235,479
Eurazeo SA	237,890	14,524,329
Fifth Street Senior Floating Rate Corp.	248,413	1,870,550
Grand Parade Investments, Ltd.	8,181,795	1,952,063
Hosken Consolidated Investments, Ltd.	757,558	4,942,052
Investment AB Kinnevik, B Shares	155,067	3,974,247
Investor AB, B Shares	468,815	15,603,591
IP Group PLC(a)	782,446	2,074,841
mutares AG	197,004	3,726,217
Oaktree Capital Group LLC	59,231	2,591,949
Onex Corp.	337,139	20,150,367
SVG Capital PLC(a)	2,419,433	16,920,076
		150,912,072

Private Equity (15.97%)
Castle Private Equity, Ltd.(a)	301,447	4,752,642
Electra Private Equity PLC	251,904	12,562,824
HarbourVest Global Private Equity, Ltd.(a)	1,937,928	24,051,377
Ratos AB, B Shares	1,209,059	6,467,883
Riverstone Energy, Ltd.(a)	817,848	8,571,157
Standard Life European Private Equity Trust PLC, Ordinary Shares	4,565,054	13,155,841
		69,561,724

Real Estate (4.75%)
Brookfield Asset Management, Inc., Class A	691,497	20,717,250

TOTAL FINANCIALS		279,518,296

Industrials (3.70%)
Miscellaneous Manufacturers (3.70%)
Danaher Corp.	171,188	14,833,440
Indus Holding AG	28,630	1,300,920
		16,134,360

TOTAL INDUSTRIALS		16,134,360

	Shares	Value (Note 2)

Utilities (1.91%)
Electric (1.91%)
Brookfield Infrastructure Partners LP	231,718	$8,330,262

TOTAL UTILITIES		8,330,262

TOTAL COMMON STOCKS (Cost $382,310,944)		375,797,996

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.91%)
Money Market Fund (0.91%)
Morgan Stanley Institutional Liquidity Fund ‐ Prime Portfolio	0.347%	3,956,767	3,956,767

TOTAL SHORT TERM INVESTMENTS (Cost $3,956,767)			3,956,767

TOTAL INVESTMENTS (99.41%) (Cost $444,830,394)			$432,986,414

Other Assets In Excess Of Liabilities (0.59%)			2,588,762

NET ASSETS (100.00%)			$435,575,176

(a)	Non‐Income Producing Security.

Common Abbreviations:
AB - Aktiebolag is the Swedish equivalent of the term corporation.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
LLC - Limited Liability Company.
LP - Limited Partnership.
Ltd.  - Limited.
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public Limited Company.
SA - Generally designates corporations in various countries, mostly those employing the civil law.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Sterling ETF Tactical Rotation Fund
STATEMENT OF INVESTMENTS
January 31, 2016 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (100.22%)
iShares® Short Treasury Bond ETF	63,748	$7,031,404

iShares® Core U.S. Aggregate Bond ETF	128,650	14,062,732
SPDR® Barclays 1‐3 Month T‐Bill ETF(a)	153,893	7,031,371

TOTAL EXCHANGE TRADED FUNDS (Cost $28,128,104)		28,125,507

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.18%)
Money Market Fund (0.18%)
Morgan Stanley Institutional Liquidity Fund, Prime Portfolio	0.347%	50,701	50,701

TOTAL SHORT TERM INVESTMENTS (Cost $50,701)			50,701

TOTAL INVESTMENTS (100.40%) (Cost $28,178,805)			$28,176,208

Liabilities In Excess Of Other Assets (‐0.40%)			(111,198)

NET ASSETS (100.00%)			$28,065,010

(a)	Non-Income Producing Security.

Common Abbreviations:
ETF - Exchange Traded Fund.
SPDR - Standard & Poor’s Depositary Receipts

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Westport Resources Hedged High Income Fund
STATEMENT OF INVESTMENTS
January 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (0.03%)
Financials (0.03%)
Diversified Financial Services (0.03%)
Pinetree Capital Ltd.(a)	201,675	$4,319

TOTAL FINANCIALS		4,319

TOTAL COMMON STOCKS (Cost $5,890)		4,319

EXCHANGE TRADED FUNDS (0.98%)
ProShares UltraShort Russell 2000®(a)	3,600	165,708

TOTAL EXCHANGE TRADED FUNDS (Cost $128,663)		165,708

	Principal Amount	Value (Note 2)
BANK LOANS (32.90%)(b)
Basic Materials (0.65%)
Plaskolite LLC, First Lien Term Loan
5.750% 10/02/2022	$22,000	21,835
Tensar Corp., First Lien Term Loan
5.750% 07/09/2021	100,852	87,405
Total Basic Materials		109,240
Communications (6.18%)
Ancestry.com, Inc., Initial Term Loan
5.000% 08/29/2022	49,376	48,960
Answers Corporation, First Lien Term Loan
6.250% 10/01/2021	61,380	41,943
Auction.com LLC, Existing Term Loan
6.000% 05/12/2019	53,595	53,126
ConvergeOne Holdings Corp., First Lien Initial Term Loan
6.000% 06/17/2020	50,235	49,419
CSC Holdings LLC (fka CSC Holdings Inc. (Cablevision)), Term B Loan
5.000% 10/09/2022	26,000	25,998
Emerging Markets Communications LLC, First Lien Initial Term Loan
6.750% 07/01/2021	34,825	32,822
Encompass Digital Media, Inc., Second Lien Tranche B Term Loan
8.750% 06/06/2022	64,000	60,800
Extreme Reach, Inc., Second Lien Initial Term Loan
10.500% 01/22/2021	160,000	145,600
Global Healthcare Exchange LLC, Initial Term Loan
5.500% 08/15/2022	37,905	37,739
iParadigms Holdings LLC, First Lien Initial Term Loan
5.000% 07/30/2021	19,696	18,711
	Principal Amount	Value (Note 2)
Communications (continued)
Match Group, Inc., Term B-1 Loan
5.500% 10/27/2022	$59,000	$58,938
MediArena Acquisition BV, (fka AP NMT Acquisition BV), First Lien Dollar Term B Loan
6.750% 08/13/2021	97,763	85,787
Miller Heiman, Inc., Term Loan
6.750% 09/30/2019	33,688	26,318
NextGen Networks Pty Ltd. (Nextgen Finance LLC), Term B Loan
5.000% 05/31/2021	68,652	59,612
Numericable-SFR SA, USD Term Loan
4.750% 01/20/2023	31,000	29,807
Quincy Newspapers, Inc., Term B Loan
5.500% 10/19/2022	39,840	39,193
RentPath LLC, First Lien Term Loan
6.250% 12/17/2021	28,580	22,936
Sable International Finance, Ltd., Term B1 Loan
L+4.75% 12/02/2022 (c)	113,000	110,811
TCH-2 Holdings LLC (TravelClick, Inc.), First Lien Initial Term Loan
5.500% 05/06/2021	98,538	95,089
Total Communications		1,043,609
Consumer, Cyclical (4.82%)
Agrofresh, Inc., Term Loan
5.750% 07/31/2021	33,638	33,070
Amaya Holdings BV, First Lien Initial Term B Loan
5.000% 08/01/2021	110,604	102,413
AMF Bowling Centers, Inc., Term B Loan
7.250% 09/18/2021	91,349	90,435
BDF Acquisition Corp., Initial Term Loan
5.250% 02/12/2021	123,125	120,970
BDF Acquisition Corp., Second Lien Initial Term Loan
9.000% 02/12/2022	23,000	21,850
Big Jack Holdings LP, Initial Term Loan
5.750% 07/01/2022	54,875	53,640
CDS U.S. Intermediate Holdings, Inc. (Cirque Du Soleil Canada, Inc.), Second Lien Initial Loan
9.250% 07/10/2023	24,000	22,500
CWGS Group LLC, Term Loan
5.750% 02/20/2020	98,667	97,393
Deluxe Entertainment Services Group, Inc., Initial Term Loan
6.500% 02/28/2020	93,854	89,161
Fullbeauty Brands Holdings Corp., First Lien Initial Term Loan
5.750% 10/14/2022	21,000	19,793
PlayPower, Inc., First Lien Initial Term Loan
5.750% 06/23/2021	66,665	66,332
World Triathlon Corp., Initial Term Loan
5.250% 06/25/2021	98,500	96,530
Total Consumer, Cyclical		814,087

	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (7.92%)
AF Borrower LLC (aka Accuvant Finance LLC), First Lien Initial Term Loan
6.250% 01/28/2022	$73,445	$71,494
Candy Intermediate Holdings, Inc., Initial Term Loan
7.500% 06/18/2018	15,836	15,777
Central Security Group, Inc., First Lien Initial Term Loan
6.250% 10/06/2020	46,530	45,192
Coty, Inc., USD Term B Loan
3.750% 10/27/2022	15,667	15,647
CPI Buyer LLC, First Lien Initial Term Loan
5.500% 08/16/2021	77,331	74,141
DAE Aviation Holdings, Inc., Initial Term Loan
5.250% 07/07/2022	54,863	54,725
FHC Health Systems, Initial Term Loan
5.000% 12/23/2021	99,499	95,519
Galleria Co., USD Term B Loan
3.750% 10/21/2022	31,333	31,226
GK Holdings, Inc. (aka Global Knowledge), First Lien Initial Term Loan
6.500% 01/20/2021	18,810	18,693
Global Cash Access, Inc., Term B Loan
6.250% 12/18/2020	12,606	11,794
Jackson Hewitt, Inc., Initial Term Loan
8.000% 07/30/2020	76,000	73,625
Kronos Acquisition Intermediate, Inc. (aka KIK Custom Products, Inc.), Initial Term Loan
6.000% 08/26/2022	10,973	10,541
Marine Acquisition Corp., Term Loan
5.250% 01/30/2021	3,082	3,081
Mister Car Wash Holdings, Inc., Term Loan
5.000% 08/20/2021	41,370	41,146
Navex Global, Inc., First Lien Term Loan
5.750% 11/19/2021	3,960	3,861
Navex Global, Inc., Second Lien Term Loan
9.750% 11/18/2022	46,000	44,620
Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), First Lien Term B Loan
5.000% 07/01/2021	57,855	57,023
Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), Second Lien Term B Loan
9.750% 07/01/2022	30,000	28,650
ProQuest LLC (fka ProQuest-CSA LLC), Initial Term Loan
5.750% 10/24/2021	153,369	148,865
Ryan LLC, Tranche B Term Loan
6.750% 08/07/2020	20,475	19,886
Shearer's Foods LLC, 2015 Incremental Term Loan
5.250% 06/30/2021	22,000	21,615
	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (continued)
Sitel Worldwide Corporation, First Lien Term B-1 Loan
6.500% 09/18/2021	$80,798	$79,384
Sun Products Corp. (fka Huish Detergents, Inc.), Tranche B Term Loan
5.500% 03/23/2020	97,800	93,827
Sundial Group Holdings LLC, Initial Term Loan
7.250% 10/19/2021	97,000	93,666
U.S. Renal Care, Inc., First Lien Initial Term Loan
5.250% 11/17/2022	26,000	25,886
USAGM Holdco LLC, First Lien Initial Term Loan
4.750% 07/28/2022	36,000	34,560
Vestcom International, Inc. (fka Vector Investment Holdings, Inc.), Term Loan
5.250% 09/30/2021	115,050	112,749
Weight Watchers International, Inc., Initial Tranche B-1 Term Loan
3.430% 04/02/2016	10,000	9,830
Total Consumer, Non-cyclical		1,337,023
Diversified (1.61%)
Emerald 2 Ltd., Facility B1 Loan
5.000% 05/14/2021	100,000	92,500
First Eagle Investment Management LLC, Term Loan
L+4.00% 10/30/2022 (c)	91,000	86,753
Koosharem LLC, Term Loan
7.500% 05/15/2020	57,420	53,652
LBM Holdings LLC, First Lien Initial Term Loan
6.250% 08/20/2022	41,895	39,947
Total Diversified		272,852
Energy (0.16%)
Expro Financial Services, S.a.r.l., Initial Term Loan
5.750% 09/02/2021	44,438	26,567

Financials (4.15%)
AmeriLife Group LLC, First Lien Initial Term Loan
5.750% 07/10/2022	14,925	14,552
AmeriLife Group LLC, Second Lien Initial Term Loan
9.750% 01/10/2023	22,000	21,560
Aptean, Inc., First Lien Term Loan
5.250% 02/26/2020	98,250	95,917
Asurion LLC (fka Asurion Corp.), B-4 Term Loan
5.000% 08/04/2022	32,835	30,102
Asurion LLC (fka Asurion Corp.), Second Lien Term Loan
8.500% 03/03/2021	70,000	59,725
BATS Global Markets, Inc., Incremental B-2 Term Loan
5.750% 01/31/2020	10,254	10,261

	Principal Amount	Value (Note 2)
Financials (continued)
Confie Seguros Holding II Co., First Lien Term B Loan
5.750% 11/09/2018	$11,938	$11,759
Duff & Phelps Corporation, Second Lien Initial Term Loan
9.500% 04/23/2021	29,000	27,405
IG Investments Holdings LLC, Extended Tranche B Term Loan
6.000% 10/31/2021	49,490	49,242
Liquidnet Holdings, Inc., Term Loan
7.750% 05/22/2019	92,500	89,263
LTCG Holdings Corp., Initial Term Loan
6.000% 06/06/2020	70,964	66,706
NXT Capital, Inc. (NXT Capital LLC), Tranche B Loan
6.250% 09/04/2018	98,241	98,241
RCS Capital Corp., First Lien Term Loan
7.500% 04/29/2019	97,025	71,799
Vistra Group Limited, USD Term Loan
4.750% 07/21/2022	7,980	7,910
Walter Investment Management Corp., Tranche B Term Loan
4.750% 12/18/2020	59,443	46,477
Total Financials		700,919
Industrials (3.86%)
ABG Operating LLC, Term Loan
6.250% 06/12/2020	64,350	64,189
Builders FirstSource, Inc., Term B Loan
6.000% 07/29/2022	44,897	44,234
Commercial Barge Line Co., Initial Term Loan
9.750% 11/06/2020	50,000	44,500
DI Purchaser, Inc., First Lien Initial Term Loan
6.000% 12/15/2021	32,670	28,178
Gruden Acquisition, Inc. (aka Quality Distributions), First Lien Term Loan
5.750% 08/18/2022	19,000	17,880
Jeld-Wen, Inc. (Onex BP Finance LP), Term B-1 Loan
4.750% 07/01/2022	16,958	16,767
Lully Finance S.a.r.l. (Lully Finance LLC), First Lien Initial B-1 Term Loan
5.000% 10/14/2022	14,000	13,615
Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), First Lien Initial Term Loan
5.750% 03/31/2022	28,783	28,486
NN, Inc., Initial Term Loan
5.750% 09/30/2022	25,935	25,611
NVLX Acquisition LLC, Second Lien Closing Date Term Loan
9.750% 06/05/2022	54,123	51,146
Plaze, Inc., Term Loan
5.250% 07/31/2022	97,836	96,613
Prolampac Holdings, Inc., First Lien Initial Term Loan
5.000% 08/18/2022	70,940	69,521
	Principal Amount	Value (Note 2)
Industrials (continued)
Quality Home Brands Holdings LLC, First Lien Initial Term Loan
7.750% 12/17/2018	$49,000	$49,143
Quanex Building Products Corp., Initial Term Loan
6.250% 11/02/2022	22,000	21,821
U.S. Farathane LLC, Initial Term Loan
6.750% 12/23/2021	80,568	80,568
Total Industrials		652,272
Technology (3.55%)
Computer Sciences Government Services, Inc., Term B Loan
3.750% 10/06/2022	47,000	47,029
Compuware Corp., First Lien Tranched B-1 Term Loan
6.250% 12/15/2019	74,026	68,636
First Data Corp., New 2022B Dollar Term Loan
3.962% 07/08/2022	17,000	16,711
Novetta Solutions LLC, First Lien Initial Term Loan
6.000% 10/17/2022	86,000	83,993
QBS Holding Company, Inc., Term Loan
5.750% 08/07/2021	123,224	121,992
Regit Eins GmbH (TV Borrower US LLC), First Lien Dollar Term Loan
6.000% 01/08/2021	98,750	97,812
STG - Fairway Acquisitions, Inc., First Lien Term Loan
6.250% 06/30/2022	54,697	53,056
Stratus Technologies Bermuda Ltd. (Stratus Technologies, Inc.), Initial Term Loan
6.000% 04/28/2021	46,597	45,869
Vencore, Inc. (fka SI Organization, Inc.), First Lien Initial Term Loan
5.750% 11/23/2019	64,757	64,217
Total Technology		599,315
TOTAL BANK LOANS (Cost $5,760,169)		5,555,884

CONVERTIBLE CORPORATE BONDS (1.51%)
Basic Materials (0.11%)
Fortress Paper Ltd., Conv. Sub. Notes
6.500% 12/31/2016	30,000	19,359

Communications (0.33%)
ModusLink Global Solutions, Inc., Conv. Sr. Unsec. Notes
5.250% 03/01/2019	75,000	54,984

Consumer, Non-cyclical (0.84%)
PDL BioPharma, Inc., Conv. Sr. Unsec. Notes
4.000% 02/01/2018	175,000	142,187

	Principal Amount	Value (Note 2)
Financials (0.23%)
Pinetree Capital Ltd., Conv. Sub. Notes
10.000% 05/31/2016	$55,719	$38,581

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $285,260)		255,111

CORPORATE BONDS (48.13%)
Basic Materials (3.22%)
American Gilsonite Co., Second Lien Notes
11.500% 09/01/2017 (d)	150,000	77,437
Barminco Finance Pty Ltd., Sr. Unsec. Notes, Series AI
9.000% 06/01/2018	40,000	31,000
BlueScope Steel Finance Ltd. / BlueScope Steel Finance USA LLC, Sr. Unsec. Notes
7.125% 05/01/2018 (d)	55,000	53,075
Eco Services Operations LLC / Eco Finance Corp., Sr. Unsec. Notes
8.500% 11/01/2022 (d)	26,000	22,750
Optima Specialty Steel, Inc., First Lien Notes
12.500% 12/15/2016 (d)	165,000	138,600
Platform Specialty Products Corp., Sr. Unsec. Notes
10.375% 05/01/2021 (d)	100,000	93,750
TFS Corp., Ltd., First Lien Notes
11.000% 07/15/2018 (d)	23,000	23,978
Thompson Creek Metals Co., Inc., First Lien Notes
9.750% 12/01/2017	140,000	103,950
Total Basic Materials		544,540
Communications (6.30%)
Avaya, Inc., First Lien Notes
7.000% 04/01/2019 (d)	50,000	33,500
Broadview Networks Holdings, Inc., Sec. Notes
10.500% 11/15/2017	400,000	372,000
EarthLink Holdings Corp., Sr. Unsec. Notes
8.875% 05/15/2019	100,000	101,000
Frontier Communications Corp., Sr. Unsec. Notes
10.500% 09/15/2022 (d)	35,000	34,344
11.000% 09/15/2025 (d)	70,000	67,725
HC2 Holdings, Inc., Sec. Notes
11.000% 12/01/2019 (d)	115,000	98,325
Intelsat Luxembourg SA, Sr. Unsec. Notes
6.750% 06/01/2018	75,000	55,313
Interactive Network, Inc. / FriendFinder Networks, Inc., First Lien Notes
14.000% 12/20/2018	237,755	110,556
Sprint Communications, Inc., Sr. Unsec. Notes
7.000% 08/15/2020	125,000	92,500
	Principal Amount	Value (Note 2)
Communications (continued)
Windstream Services LLC, Sr. Unsec. Notes
7.750% 10/01/2021	$125,000	$99,375
Total Communications		1,064,638
Consumer, Cyclical (12.65%)
Boardriders SA, Sr. Unsec. Notes, Series REGS
8.875% 12/15/2017 (e)	390,000	353,516
Bon‐Ton Department Stores, Inc., Second Lien Notes
10.625% 07/15/2017	115,000	92,000
Brookfield Residential Properties, Inc., Sr. Unsec. Notes
6.375% 05/15/2025 (d)	65,000	55,088
Caesars Entertainment Operating Co., Inc., Sr. Unsec. Notes
10.750% 02/01/2016 (f)	250,000	66,250
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Properties, First Lien Notes
8.000% 10/01/2020	20,400	19,074
Ferrellgas LP / Ferrellgas Finance Corp., Sr. Unsec. Notes
6.750% 06/15/2023 (d)	50,000	38,250
General Motors Financial Co., Inc., Sr. Unsec. Notes
4.300% 07/13/2025	100,000	95,404
Gibson Brands, Inc., Sec. Notes
8.875% 08/01/2018 (d)	90,000	51,750
Group 1 Automotive, Inc., Sr. Unsec. Notes
5.250% 12/15/2023 (d)	50,000	47,250
HT Intermediate Holdings Corp., Sr. Unsec. Notes
12.000% 05/15/2019 (d)(g)	80,000	70,600
Icon Health & Fitness, Inc., First Lien Notes
11.875% 10/15/2016 (d)	298,000	266,710
JC Penney Corp. Inc., Sr. Unsec. Notes
8.125% 10/01/2019	100,000	92,300
K Hovnanian Enterprises, Inc., Sr. Unsec. Notes
8.000% 11/01/2019 (d)	55,000	32,725
Mohegan Tribal Gaming Authority, Sr. Unsec. Notes
9.750% 09/01/2021 (d)	95,000	93,813
Nebraska Book Holdings, Inc., Sec. Notes
15.000% 06/30/2016 (d)	274,500	281,362
Toll Brothers Finance Corp., Sr. Unsec. Notes
4.875% 11/15/2025	110,000	108,075
Tops Holding LLC / Tops Markets II Corp., Sec. Notes
8.000% 06/15/2022 (d)	40,000	38,200
Tunica‐Biloxi Gaming Authority, Sr. Unsec. Notes
9.000% 05/15/2016 (d)(f)	400,000	206,000

	Principal Amount	Value (Note 2)
Consumer, Cyclical (continued)
United Airlines 2014‐1 Class B Pass Through Trust, Second Lien Notes, Series B
4.750% 04/11/2022	$95,209	$95,090
Viking Cruises Ltd., Sr. Unsec. Notes
6.250% 05/15/2025 (d)	40,000	33,600
Total Consumer, Cyclical		2,137,057
Consumer, Non‐cyclical (5.37%)
Avon Products, Inc., Sr. Unsec. Notes
4.200% 07/15/2018	45,000	34,987
6.500% 03/01/2019	25,000	20,250
Carolina Beverage Group LLC / Carolina Beverage Group Finance, Inc., Sec. Notes
10.625% 08/01/2018 (d)	103,000	101,455
Centene Escrow Corp., Sr. Unsecured Notes
6.125% 02/15/2024 (d)	50,000	51,188
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., Second Lien Notes
8.125% 06/15/2021 (d)	100,000	84,500
Fresenius US Finance II, Inc., Sr. Unsec. Notes
4.500% 01/15/2023 (d)	50,000	50,250
HealthSouth Corp., Sr. Unsec. Notes
5.125% 03/15/2023	45,000	43,875
JBS USA LLC / JBS USA Finance, Inc., Sr. Unsec. Notes
5.750% 06/15/2025 (d)	75,000	58,125
Lansing Trade Group LLC / Lansing Finance Co. Inc., Sr. Unsec. Notes
9.250% 02/15/2019 (d)	315,000	294,525
Vantage Oncology LLC / Vantage Oncology Finance Co., Sec. Notes
9.500% 06/15/2017 (d)	200,000	167,500
Total Consumer, Non‐cyclical		906,655
Energy (4.63%)
Antero Resources Corp., Sr. Unsec. Notes
5.125% 12/01/2022	100,000	84,750
Calumet Specialty Products Partners LP / Calumet Finance Corp., Sr. Unsec. Notes
7.750% 04/15/2023 (d)	50,000	36,750
CONSOL Energy, Inc., Sr. Unsec. Notes
5.875% 04/15/2022	75,000	48,937
Diamond Offshore Drilling, Inc., Sr. Unsec. Notes
4.875% 11/01/2043	50,000	28,962
EV Energy Partners LP / EV Energy Finance Corp., Sr. Unsec. Notes
8.000% 04/15/2019	161,000	53,935
ION Geophysical Corp., Second Lien Notes
8.125% 05/15/2018	300,000	121,500
Kinder Morgan Energy Partners LP, Sr. Unsec. Notes
5.400% 09/01/2044	100,000	75,389
MPLX LP, Sr. Unsec. Notes
4.875% 06/01/2025 (d)	85,000	66,524
	Principal Amount	Value (Note 2)
Energy (continued)
Newfield Exploration Co., Sr. Unsec. Notes
5.375% 01/01/2026	$75,000	$60,750
Petroleum Geo‐Services ASA, Sr. Unsec. Notes
7.375% 12/15/2018 (d)	63,000	43,470
Polarcus Ltd., Sr. Unsec. Notes
8.000% 06/07/2018 (d)	400,000	46,000
Schlumberger Holdings Corp., Sr. Unsec. Notes
3.625% 12/21/2022 (d)	45,000	44,101
4.000% 12/21/2025 (d)	25,000	24,402
Sunoco LP / Sunoco Finance Corp., Sr. Unsec. Notes
6.375% 04/01/2023 (d)	50,000	46,375
Total Energy		781,845
Financials (6.56%)
4finance SA, Sr. Unsec. Notes, Series REGS
11.750% 08/14/2019 (e)	200,000	200,100
Aircastle Ltd., Sr. Unsec. Notes
5.500% 02/15/2022	35,000	34,912
Ally Financial, Inc., Sub. Notes
5.750% 11/20/2025	25,000	25,000
CNO Financial Group, Inc., Sr. Unsec. Notes
5.250% 05/30/2025	25,000	25,344
Constellation Enterprises LLC, First Lien Notes
10.625% 02/01/2016 (d)	120,000	85,800
Creditcorp, Sec. Notes
12.000% 07/15/2018 (d)	340,000	195,075
Fly Leasing Ltd., Sr. Unsec. Notes
6.375% 10/15/2021	200,000	194,250
Goldman Sachs Group, Inc., Jr. Sub. Notes, Series M
5.375% Perpetual Maturity (b)(h)	70,000	68,425
Goldman Sachs Group, Inc., Sr. Unsec. Notes
4.750% 10/21/2045	55,000	54,736
Goldman Sachs Group, Inc., Sub. Notes
5.150% 05/22/2045	35,000	34,121
JPMorgan Chase & Co., Jr. Sub. Notes, Series V
5.000% Perpetual Maturity (b)(h)	50,000	46,938
KKR Group Finance Co. III LLC, Sr. Unsec. Notes
5.125% 06/01/2044 (d)	75,000	74,667
Morgan Stanley, Jr. Sub. Notes, Series J
5.550% Perpetual Maturity (b)(h)	45,000	44,578
Quicken Loans, Inc., Sr. Unsec. Notes
5.750% 05/01/2025 (d)	25,000	23,531
Total Financials		1,107,477
Industrials (7.32%)
Air Medical Merger Sub Corp., Sr. Unsec. Notes
6.375% 05/15/2023 (d)	75,000	66,375
Dispensing Dynamics International, Sec. Notes
12.500% 01/01/2018 (d)	115,000	108,100

	Principal Amount	Value (Note 2)
Industrials (continued)
GEO Debt Finance SCA, First Lien Notes, Series REGS
7.500% 08/01/2018 (e)	$120,000	$116,948
GFL Escrow Corp., Sr. Unsec. Notes
9.875% 02/01/2021 (d)	95,000	96,069
Global Ship Lease, Inc., First Lien Notes
10.000% 04/01/2019 (d)	145,000	116,725
Huntington Ingalls, Sr. Unsec. Notes
5.000% 11/15/2025 (d)	50,000	51,625
Kemet Corp., First Lien Notes
10.500% 05/01/2018	165,000	132,412
Kratos Defense & Security Solutions, Inc., First Lien Notes
7.000% 05/15/2019	36,000	24,570
OPE KAG Finance Sub, Inc., Sr. Unsec. Notes
7.875% 07/31/2023 (d)	150,000	147,000
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc., Sec. Notes
8.625% 06/01/2021 (d)	85,000	69,700
Real Alloy Holding, Inc., First Lien Notes
10.000% 01/15/2019 (d)	186,000	186,000
XPO Logistics, Inc., Sr. Unsec. Notes
7.875% 09/01/2019 (d)	120,000	120,150
Total Industrials		1,235,674
Technology (2.08%)
DynCorp International, Inc., Sr. Unsec. Notes
10.375% 07/01/2017	65,000	48,262
Hutchinson Technology, Inc., Second Lien Notes
8.500% 01/15/2017	120,000	119,400
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC, Second Lien Notes
9.250% 01/15/2018	130,000	122,363
MSCI, Inc., Sr. Unsec. Notes
5.250% 11/15/2024 (d)	20,000	20,675
Seagate HDD Cayman, Sr. Unsec. Notes
5.750% 12/01/2034 (d)	60,000	40,899
Total Technology		351,599
TOTAL CORPORATE BONDS (Cost $10,341,825)		8,129,485

MORTGAGE BACKED SECURITIES (9.96%)
American Homes 4 Rent, Series 2014‐SFR1
3.601% 06/17/2016 (b)(d)	150,000	140,539
American Residential Properties Trust, Series 2014‐SFR1
4.127% 09/17/2016 (b)(d)	100,000	97,310
4.627% 09/17/2016 (b)(d)	100,000	96,003
Citigroup Commercial Mortgage Trust, Series 2014‐GC25
3.548% 10/10/2024 (d)	100,000	66,798
Colony American Homes, Series 2014‐1A
3.151% 05/17/2017 (b)(d)	125,000	117,929
	Principal Amount	Value (Note 2)
Countrywide Alternative Loan Trust, Series 2006‐6CB
5.750% 05/25/2036	$241,533	$188,198
Fannie Mae Connecticut Avenue Securities, Series 2015‐C04
5.972% 04/25/2028 (b)	45,000	43,926
6.122% 04/25/2028 (b)	105,000	102,982
Fannie Mae Connecticut Avenue Securities, Series 2014‐C04
5.322% 11/25/2024 (b)	120,000	116,689
Fannie Mae Connecticut Avenue Securities, Series 2014‐C03
3.422% 07/25/2024 (b)	100,000	87,938
Invitation Homes Trust, Series 2014‐SFR1
3.957% 06/17/2016 (b)(d)	200,000	190,911
JPMBB Commercial Mortgage Securities Trust, Series 2015‐C31
4.119% 08/15/2025 (b)	100,000	67,945
Luminent Mortgage Trust, Series 2006‐2 A1A
0.394% 02/25/2046 (b)	71,662	48,039
Wells Fargo Commercial Mortgage Trust, Series 2015‐NXS2
4.252% 07/15/2058 (b)	100,000	74,071
Wells Fargo Commercial Mortgage Trust, Series 2015‐SG1
4.471% 12/15/2047 (b)	53,000	39,440
Wells Fargo Commercial Mortgage Trust, Series 2015‐C27
3.768% 03/15/2025 (d)	100,000	67,578
Wells Fargo Commercial Mortgage Trust, Series 2015‐C29
4.225% 06/15/2048 (b)	50,000	37,496
WFRBS Commercial Mortgage Trust, Series 2014‐LC14
4.586% 02/15/2024 (b)(d)	125,000	97,569

TOTAL MORTGAGE BACKED SECURITIES (Cost $1,807,213)		1,681,361

	Yield	Principal Amount	Value (Note 2)
SHORT TERM INVESTMENTS (0.47%)
Government (0.47%)
U.S. Treasury Bills Discounted Notes, 06/23/2016(i)	0.056%	50,000	49,928
U.S. Treasury Bills Discounted Notes, 03/03/2016(i)	0.061%	30,000	29,995
			79,923

TOTAL SHORT TERM INVESTMENTS (Cost $79,952)			79,923

	Value (Note 2)
TOTAL INVESTMENTS (93.98%) (Cost $18,408,972)	$15,871,791

Other Assets In Excess Of Liabilities (6.02%)	1,017,279	(j)

NET ASSETS (100.00%)	$16,889,070

(a)	Non-Income Producing Security.
(b)	Floating or variable rate security. Interest rate disclosed is that which is in effect at January 31, 2016.
(c)
All or a portion of this position has not settled as of January 31, 2016. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,251,025, which represents approximately 31.09% of net assets as of January 31, 2016.

(e)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2016 the aggregate market value of those securities was $670,564, representing 3.97% of net assets.

(f)	Security is in default and therefore is non-income producing.
(g)	Payment in-kind security.
(h)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(i)
All or a portion of the security is pledged as collateral on futures. The aggregate market value of the collateralized securities totals $79,923 as of January 31, 2016. See Note 3 in Notes to Statement of Investments.

(j)	Portion of Assets in Excess of Liabilities is held as collateral for futures contracts and credit default swap contracts in the amount of $69,560. See Note 3 in the Notes to Financial Statements.

Common Abbreviations:
aka - Also known as.
ASA - Allmennaksjeselskap is the Norwegian term for public limited company.
BV - Besloten Vennootschap is the Dutch term for private limited liability company.
Conv. - Convertible.
 fka - Formerly known as.
GmbH - Gesellschaft mit beschränkter Haftungis the German term for limited liability company.
Jr. Sub. - Junior Subordinated.
LLC - Limited Liability Company.
LP - Limited Partnership.
Ltd.  - Limited.
Pty. - Proprietary.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
S.a.r.l. - Societe Anonyme a Responsabilite Limitee is the French term for limited liability company.
Sec. - Secured.
Sr. Unsec. - Senior Unsecured.
Sub. - Subordinated.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Appreciation
CME Ultra Long Term U.S. Treasury Bond Future	Long	1	03/22/16	$166,188	$8,344
				$166,188	$8,344

Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Depreciation
5 Year USD Deliverable Interest Rate Swap Future	Short	(19)	03/15/16	$(1,961,156)	$(36,860)
U.S. 10 Year Treasury Note Future	Short	(4)	03/22/16	(518,313)	(10,073)
U.S. 5 Year Treasury Note Future	Short	(12)	04/01/16	(1,448,063)	(15,781)
U.S. Long Bond Future	Short	(1)	03/22/16	(161,031)	(7,409)
				$(4,088,563)	$(70,123)

CREDIT DEFAULT SWAP CONTRACTS

Clearing House		Reference Obligation	Buy Credit Protection	Notional Amount	Rate Paid by Fund	Termination Date	Upfront Payment	Unrealized Appreciation
Centrally cleared swap	Intercontinental Exchange	CDX North American High Yield Index Series 25	Buy	$750,000	1.00%	12/20/2020	$(3,287)	$3,679
TOTAL							$(3,287)	$3,679

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount*	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	450,000	Sale	02/11/16	$487,631	$1,913
						$1,913

State Street Bank & Trust Co.	CAD	80,000	Sale	02/11/16	$57,106	$(236)
						$(236)

*	The contracted amount is stated in the currency in which the contract is denominated.

ALPS | WMC Research Value Fund
STATEMENT OF INVESTMENTS
January 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.61%)
Consumer Discretionary (6.09%)
Consumer Services (2.08%)
Las Vegas Sands Corp.	4,090	$184,459
McDonald's Corp.	7,400	915,972
Norwegian Cruise Line Holdings, Ltd.(a)	9,725	441,223
Royal Caribbean Cruises, Ltd.	2,864	234,734
		1,776,388

Media (2.56%)
Comcast Corp., Class A	19,520	1,087,459
DreamWorks Animation SKG, Inc., Class A(a)	12,360	316,910
The Interpublic Group of Companies., Inc.	6,630	148,777
Twenty-First Century Fox, Inc., Class A	23,144	624,194
		2,177,340

Retailing (1.45%)
Advance Auto Parts, Inc.	6,116	929,938
The Priceline Group, Inc.(a)	287	305,646
		1,235,584

TOTAL CONSUMER DISCRETIONARY		5,189,312

Consumer Staples (6.90%)
Food & Staples Retailing (0.91%)
CVS Health Corp.	8,015	774,169

Food Beverage & Tobacco (3.00%)
Mondelez International, Inc., Class A	40,754	1,756,497
Post Holdings, Inc.(a)	13,670	799,695
		2,556,192

Household & Personal Products (2.99%)
Avon Products, Inc.	55,209	187,158
Colgate-Palmolive Co.	14,990	1,012,275
Coty, Inc., Class A	9,770	240,440
The Estee Lauder Companies, Inc., Class A	11,261	960,000
Nu Skin Enterprises, Inc., Class A	4,760	150,654
		2,550,527

TOTAL CONSUMER STAPLES		5,880,888

Energy (9.41%)
Energy (9.41%)
Anadarko Petroleum Corp.	5,653	220,976
Baker Hughes, Inc.	790	34,373
Cabot Oil & Gas Corp.	2,909	60,362
Cheniere Energy, Inc.(a)	2,500	75,125
	Shares	Value (Note 2)
Energy (continued)
Chevron Corp.	4,339	$375,193
Cobalt International Energy, Inc.(a)	87,365	331,113
ConocoPhillips	15,920	622,154
Continental Resources, Inc.(a)	19,400	409,534
Ensco PLC, Class A	7,290	71,296
EOG Resources, Inc.	6,850	486,487
Forum Energy Technologies, Inc.(a)	18,490	207,273
Halliburton Co.	9,573	304,326
Hess Corp.	7,381	313,693
Marathon Petroleum Corp.	11,900	497,301
Newfield Exploration(a)	42,047	1,222,306
ONEOK, Inc.	6,780	168,890
Patterson-UTI Energy, Inc.	19,440	279,547
Pioneer Natural Resources Co.	9,663	1,197,729
Tenaris SA, ADR	11,680	243,411
Tesco Corp.	17,900	121,720
TransCanada Corp.	13,770	475,891
WPX Energy, Inc.(a)	55,507	300,848

TOTAL ENERGY		8,019,548

Financials (31.58%)
Banks (8.71%)
Bank of America Corp.	196,230	2,774,692
The PNC Financial Services Group, Inc.	19,250	1,668,012
Wells Fargo & Co.	59,260	2,976,630
		7,419,334

Diversified Financials (7.61%)
American Express Co.	28,680	1,534,380
Ameriprise Financial, Inc.	2,093	189,730
BlackRock, Inc.	1,190	373,969
Capital One Financial Corp.	13,240	868,809
The Goldman Sachs Group, Inc.	2,810	453,984
Invesco, Ltd.	12,360	369,935
MSCI, Inc.	6,064	417,446
Northern Trust Corp.	11,430	709,574
OneMain Holdings, Inc.(a)	8,270	218,576
Raymond James Financial, Inc.	7,450	326,385
Santander Consumer USA Holdings, Inc.(a)	86,160	900,372
WisdomTree Investments, Inc.	10,300	123,600
		6,486,760

Insurance (9.50%)
Aflac, Inc.	4,310	249,807
Alleghany Corp.(a)	1,130	540,050
The Allstate Corp.	6,020	364,812
American International Group, Inc.	22,440	1,267,411
Assured Guaranty, Ltd.	53,800	1,279,364
The Hartford Financial Services Group, Inc.	18,527	744,415
Marsh & McLennan Companies, Inc.	20,310	1,083,132
MetLife, Inc.	6,300	281,295
Principal Financial Group, Inc.	9,838	373,844
Prudential Financial, Inc.	8,074	565,826

	Shares	Value (Note 2)
Insurance (continued)
Willis Towers Watson PLC	780	$89,287
XL Group PLC	34,700	1,258,222
		8,097,465

Real Estate (5.76%)
American Tower Corp.	4,060	383,021
AvalonBay Communities, Inc.	5,770	989,497
Douglas Emmett, Inc.	22,780	673,832
Essex Property Trust, Inc.	1,855	395,319
Extra Space Storage, Inc.	3,750	340,088
Federal Realty Investment Trust	4,664	703,471
Forest City Realty Trust, Inc., Class A(a)	32,993	649,962
InfraREIT, Inc.	3,010	58,183
Public Storage	1,280	324,557
SL Green Realty Corp.	4,075	393,686
		4,911,616

TOTAL FINANCIALS		26,915,175

Health Care (12.31%)
Health Care Equipment & Services (8.22%)
Abbott Laboratories	14,500	548,825
Becton Dickinson and Co.	2,288	332,607
Boston Scientific Corp.(a)	59,100	1,036,023
HCA Holdings, Inc.(a)	8,250	574,035
McKesson Corp.	3,331	536,224
Medtronic PLC	25,020	1,899,518
St Jude Medical, Inc.	9,220	487,369
Stryker Corp.	6,048	599,659
UnitedHealth Group, Inc.	8,610	991,528
		7,005,788

Pharmaceuticals, Biotechnology & Life Sciences (4.09%)
Alkermes PLC(a)	1,730	55,377
Allergan PLC(a)	4,854	1,380,623
Alnylam Pharmaceuticals, Inc.(a)	2,000	137,880
Bristol-Myers Squibb Co.	8,504	528,609
Merck & Co., Inc.	25,202	1,276,986
Mylan N.V.(a)	2,010	105,907
		3,485,382

TOTAL HEALTH CARE		10,491,170

Industrials (9.85%)
Capital Goods (6.72%)
Danaher Corp.	10,490	908,959
Eaton Corp. PLC	5,100	257,601
General Electric Co.	41,330	1,202,703
Honeywell International, Inc.	3,966	409,291
Illinois Tool Works, Inc.	3,560	320,649
Lockheed Martin Corp.	2,166	457,026
Northrop Grumman Corp.	2,058	380,853
Owens Corning	12,210	563,980
Pentair PLC	4,260	200,731
Raytheon Co.	5,866	752,256
	Shares	Value (Note 2)
Capital Goods (continued)
Triumph Group, Inc.	3,590	$91,545
WESCO International, Inc.(a)	4,560	184,133
		5,729,727

Commercial & Professional Services (2.04%)
Equifax, Inc.	1,829	193,508
Huron Consulting Group, Inc.(a)	1,530	85,849
ManpowerGroup, Inc.	2,898	221,262
Nielsen Holdings PLC	12,814	617,122
TransUnion(a)	4,030	99,702
Waste Management, Inc.	9,780	517,851
		1,735,294

Transportation (1.09%)
FedEx Corp.	1,960	260,445
Genesee & Wyoming, Inc., Class A(a)	2,814	139,518
JetBlue Airways Corp.(a)	2,840	60,521
Kansas City Southern	1,290	91,435
Norfolk Southern Corp.	4,170	293,985
XPO Logistics, Inc.(a)	3,720	85,002
		930,906

TOTAL INDUSTRIALS		8,395,927

Information Technology (10.10%)
Semiconductors & Semiconductor Equipment (3.38%)
Applied Materials, Inc.	24,630	434,720
Avago Technologies, Ltd.	2,747	367,301
First Solar, Inc.(a)	2,482	170,414
Lam Research Corp.	3,180	228,292
Linear Technology Corp.	10,920	466,612
Microchip Technology, Inc.	9,140	409,563
NXP Semiconductors N.V.(a)	4,568	341,595
ON Semiconductor Corp.(a)	17,901	153,233
Skyworks Solutions, Inc.	2,670	184,016
SunEdison Semiconductor, Ltd.(a)	5,390	33,418
SunPower Corp.(a)	3,500	89,040
		2,878,204

Software & Services (5.75%)
Accenture PLC, Class A	974	102,796
Alliance Data Systems Corp.(a)	685	136,856
Alphabet, Inc., Class A(a)	1,280	974,528
Alphabet, Inc., Class C(a)	417	309,810
Automatic Data Processing, Inc.	2,146	178,311
CACI International, Inc., Class A(a)	3,300	274,131
Electronic Arts, Inc.(a)	2,850	183,953
Genpact, Ltd.(a)	8,910	213,127
Global Payments, Inc.	2,988	176,143
Heartland Payment Systems, Inc.	1,790	164,823
Microsoft Corp.	32,903	1,812,626
SS&C Technologies Holdings, Inc.	4,470	287,377
Visa, Inc., Class A	1,190	88,643
		4,903,124

	Shares	Value (Note 2)
Technology Hardware & Equipment (0.97%)
Cisco Systems, Inc.	34,540	$821,707

TOTAL INFORMATION TECHNOLOGY		8,603,035

Materials (3.44%)
Materials (3.44%)
Ball Corp.	3,460	231,232
Boise Cascade Co.(a)	7,980	164,867
Cabot Corp.	5,530	223,080
Celanese Corp., Series A	4,220	268,687
CRH PLC, Sponsored ADR	5,600	150,752
Crown Holdings, Inc.(a)	4,425	203,019
The Dow Chemical Co.	9,093	381,906
International Paper Co.	7,780	266,154
LyondellBasell Industries N.V., Class A	1,530	119,294
Martin Marietta Materials, Inc.	839	105,362
The Mosaic Co.	6,100	147,010
Nucor Corp.	1,980	77,358
Owens-Illinois, Inc.(a)	5,150	66,641
Reliance Steel & Aluminum Co.	1,960	111,602
The Sherwin-Williams Co.	710	181,526
Vulcan Materials Co.	2,633	232,231

TOTAL MATERIALS		2,930,721

Utilities (8.93%)
Utilities (8.93%)
Ameren Corp.	8,150	366,098
American Water Works Co., Inc.	7,280	472,545
Avangrid, Inc.(a)	7,020	269,919
Dominion Resources, Inc.	8,695	627,518
DTE Energy Co.	4,900	416,549
Duke Energy Corp.	7,500	564,750
Edison International	7,200	444,960
Exelon Corp.	13,600	402,152
ITC Holdings Corp.	7,990	318,801
NextEra Energy, Inc.	12,637	1,411,679
PG&E Corp.	9,147	502,262
Pinnacle West Capital Corp.	5,390	357,411
Sempra Energy	5,260	498,385
UGI Corp.	28,100	955,400

TOTAL UTILITIES		7,608,429

TOTAL COMMON STOCKS (Cost $85,224,813)		84,034,205
	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.12%)
Money Market Fund (1.12%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.349%	951,888	$951,888

TOTAL SHORT TERM INVESTMENTS (Cost $951,888)			951,888

TOTAL INVESTMENTS (99.73%) (Cost $86,176,701)			$84,986,093

Other Assets In Excess Of Liabilities (0.27%)			226,907	(b)

NET ASSETS (100.00%)			$85,213,000

(a)	Non-Income Producing Security.
(b)	Includes cash which is being held as collateral for futures contracts in the amount of $42,351.

Common Abbreviations:
ADR - American Depositary Receipt.
Ltd. - Limited.
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public Limited Company.
REIT - Real Estate Investment Trust.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

F

FUTURES CONTRACTS
Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Appreciation
S&P 500 Mini Future	Long	9	03/18/16	$868,545	$12,452
				$868,545	$12,452

Clough China Fund
STATEMENT OF INVESTMENTS
January 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (84.85%)
Communications (17.11%)
Internet (5.40%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	28,800	$1,930,464
JD.com, Inc., ADR(a)	22,200	577,866
SINA Corp.(a)	7,500	344,625
Zhaopin, Ltd., Sponsored ADR(a)	10,700	170,665
		3,023,620

Telecommunications (11.71%)
China Mobile, Ltd.	500,500	5,497,582
China Telecom Corp., Ltd., Class H	926,000	435,539
China Unicom Hong Kong, Ltd.	566,000	627,076
		6,560,197

TOTAL COMMUNICATIONS		9,583,817

Consumer Discretionary (0.38%)
Specialty Retail (0.38%)
China ZhengTong Auto Services Holdings, Ltd.	582,500	216,106

TOTAL CONSUMER DISCRETIONARY		216,106

Consumer, Cyclical (18.50%)
Apparel (1.13%)
Shenzhou International Group Holdings, Ltd.	118,000	632,730

Auto Manufacturers (3.72%)
BAIC Motor Corp., Ltd., Class H(b)	439,500	314,776
Byd Co., Ltd., Class H(a)	384,500	1,768,829
		2,083,605

Auto Parts & Equipment (2.33%)
Fuyao Glass Industry Group Co., Ltd., Class H(a)(b)	640,800	1,305,046

Entertainment (0.58%)
IMAX China Holding, Inc.(a)(b)	50,500	323,027

Lodging (2.69%)
Galaxy Entertainment Group, Ltd.	180,000	565,510
Sands China, Ltd.	269,200	940,247
		1,505,757

Retail (5.15%)
Giordano International, Ltd.	1,412,000	564,492
Li Ning Co., Ltd.(a)	1,994,000	919,993
Man Wah Holdings, Ltd.	1,292,312	1,404,245
		2,888,730
	Shares	Value (Note 2)
Textiles (2.90%)
Anta Sports Products, Ltd.	141,000	$340,853
Pacific Textile Holdings, Ltd.	883,000	1,287,433
		1,628,286

TOTAL CONSUMER, CYCLICAL		10,367,181

Consumer, Non-Cyclical (2.19%)
Biotechnology (1.16%)
3SBio, Inc.(a)(b)	535,500	649,202

Pharmaceuticals (1.03%)
Sinopharm Group Co., Ltd., Class H	162,400	576,862

TOTAL CONSUMER, NON-CYCLICAL		1,226,064

Energy (1.51%)
Oil & Gas (1.51%)
China Petroleum & Chemical Corp., Class H	1,494,120	844,086

TOTAL ENERGY		844,086

Financials (23.16%)
Banks (11.96%)
Bank of China, Ltd., Class H	2,945,437	1,153,348
China Construction Bank Corp., Class H	5,785,080	3,531,763
Industrial & Commercial Bank of China, Ltd., Class H	3,872,967	2,015,652
		6,700,763

Diversified Financial Services (1.50%)
Hong Kong Exchanges and Clearing, Ltd.	38,000	842,104

Insurance (6.82%)
China Life Insurance Co., Ltd., Class H	365,000	884,931
Ping An Insurance Group Co. of China, Ltd., Class H	648,000	2,935,859
		3,820,790

Real Estate (2.88%)
China Overseas Land & Investment, Ltd.	200,000	584,321
China Resources Land, Ltd.	268,000	662,331
CIFI Holdings Group Co., Ltd.	1,930,000	365,838
		1,612,490

TOTAL FINANCIALS		12,976,147

Industrials (3.75%)
Engineering & Construction (1.94%)
China Communications Construction Co., Ltd., Class H	692,000	618,131

	Shares	Value (Note 2)
Engineering & Construction (continued)
China Railway Construction Corp., Ltd., Class H	467,500	$469,492
		1,087,623

Environmental Control (1.38%)
CT Environmental Group, Ltd.	2,660,000	772,310

Transportation Infrastructure (0.43%)
Sinotrans, Ltd., Class H	525,000	240,141

TOTAL INDUSTRIALS		2,100,074

Technology (17.19%)
Computers (1.51%)
Lenovo Group, Ltd.	546,000	490,111
PAX Global Technology, Ltd.	351,000	355,806
		845,917

Internet (13.24%)
Tencent Holdings, Ltd.	394,900	7,418,868

Internet Software & Services (1.66%)
Baidu, Inc., Sponsored ADR(a)	5,700	930,639

Software (0.78%)
NetEase, Inc., ADR	2,800	437,192

TOTAL TECHNOLOGY		9,632,616

Utilities (1.06%)
Water (1.06%)
Beijing Enterprises Water Group, Ltd.	1,186,000	591,821

TOTAL UTILITIES		591,821

TOTAL COMMON STOCKS (Cost $44,084,727)		47,537,912

PARTICIPATION NOTES (4.87%)
Consumer, Cyclical (2.75%)
Auto Manufacturers (1.43%)
Chongqing Changan Automobile Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 01/11/18(a)(b)	234,700	526,566
Zhengzhou Yutong Bus Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 10/27/17(a)(b)	96,835	274,956
		801,522
	Shares	Value (Note 2)
Entertainment (0.51%)
Wanda Cinema Line Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/06/17(a)(b)	24,100	$283,721

Leisure Time (0.81%)
China CYTS Tours Holding Co., Ltd., Class A (Loan Participation Notes Issued by Morgan Stanley Asia Products), expiring 12/15/17(a)(b)	97,700	287,065
Huangshan Tourism Development Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 12/15/17(a)(b)	57,800	168,160
		455,225

TOTAL CONSUMER, CYCLICAL		1,540,468

Consumer, Non-Cyclical (1.00%)
Pharmaceuticals (1.00%)
Jiangsu Hengrui Medicine Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 03/16/17(a)(b)	84,100	562,473

TOTAL CONSUMER, NON-CYCLICAL		562,473

Industrials (1.12%)
Electronics (0.29%)
Han's Laser Technology Industry Group Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/06/17(a)(b)	51,300	158,919

Engineering & Construction (0.83%)
Shanghai International Airport Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 10/27/17(a)(b)	118,665	466,449

TOTAL INDUSTRIALS		625,368

TOTAL PARTICIPATION NOTES (Cost $2,880,557)		2,728,309

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.84%)
Money Market Fund (2.84%)
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.347%	1,589,199	$1,589,199

TOTAL SHORT TERM INVESTMENTS (Cost $1,589,199)			1,589,199

TOTAL INVESTMENTS (92.56%) (Cost $48,554,483)			$51,855,420

Other Assets In Excess Of Liabilities (7.44%)			4,170,769

NET ASSETS (100.00%)			$56,026,189

(a)	Non-Income Producing Security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2016, the aggregate market value of those securities was $5,320,360, representing 9.50% of net assets.

Common Abbreviations:
ADR - American Depositary Receipt.
Ltd. - Limited.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Conservative Income Builder Fund
STATEMENT OF INVESTMENTS
January 31, 2016 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (93.79%)
Debt (60.16%)
Guggenheim BulletShares 2016 Corporate Bond ETF	50,020	$1,102,441
Guggenheim BulletShares 2017 Corporate Bond ETF	48,930	1,107,775
Guggenheim BulletShares 2018 Corporate Bond ETF	52,503	1,103,613
iShares® 0-5 Year High Yield Corporate Bond ETF	6,515	286,921
iShares® 1-3 Year Treasury Bond ETF	3,753	318,667
iShares® Barclays 1-3 Year Credit Bond ETF	5,381	563,875
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	3,996	360,399
PIMCO Enhanced Short Maturity Active ETF	7,666	772,043
RiverFront Strategic Income Fund(a)	52,061	1,251,547
SPDR® Barclays Short Term Corporate Bond ETF	13,830	420,155
SPDR® Barclays Short Term High Yield Bond ETF	15,702	394,905
		7,682,341

Equity (33.63%)
Consumer Staples Select Sector SPDR® Fund	2,644	134,210
FlexShares Quality Dividend Index Fund	2,322	77,717
iShares® Currency Hedged MSCI Eurozone ETF	25,949	638,086
iShares® Currency Hedged MSCI Japan ETF	9,596	262,643
iShares® MSCI EAFE Growth ETF	12,590	805,256
iShares® MSCI Japan ETF	52,612	605,038
iShares® U.S. Consumer Goods ETF	1,670	177,521
PowerShares® Aerospace & Defense Portfolio	2,609	86,906
PowerShares® Europe Currency Hedged Low Volatility Portfolio	7,465	180,616
PowerShares® KBW Bank Portfolio	4,301	141,116
PowerShares® S&P 500® Ex-Rate Sensitive Low Volatility Portfolio	5,241	128,601
SPDR® Morgan Stanley Technology ETF	2,563	125,510
Vanguard® Telecommunication Services ETF	931	79,107
WisdomTree® Europe SmallCap Dividend Fund	3,697	195,423
WisdomTree® Japan Hedged Real Estate Fund	5,257	137,260
	Shares	Value (Note 2)
Equity (continued)
WisdomTree® Japan SmallCap Dividend Fund	1,808	$97,921
WisdomTree® LargeCap Dividend Fund	6,124	420,596
		4,293,527

TOTAL EXCHANGE TRADED FUNDS (Cost $12,204,250)		11,975,868

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (6.16%)
Money Market Fund (6.16%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.349%	786,967	786,967

TOTAL SHORT TERM INVESTMENTS (Cost $786,967)			786,967

TOTAL INVESTMENTS (99.95%) (Cost $12,991,217)			$12,762,835

Other Assets In Excess Of Liabilities (0.05%)			6,048

NET ASSETS (100.00%)			$12,768,883

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

Common Abbreviations:
EAFE - Europe, Australia, and Far East.
ETF - Exchange Traded Fund.
KBW- Keefe, Bruyette, & Woods.
MSCI - Morgan Stanley Capital International.
PIMCO - Pacific Investment Management Company.
S&P - Standard and Poor's.
SPDR - Standard and Poor's Depositary Receipt.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Dynamic Equity Income Fund
STATEMENT OF INVESTMENTS
January 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (4.04%)
Communications (0.60%)
Telecommunications (0.60%)
AT&T, Inc.	13,445	$484,827

TOTAL COMMUNICATIONS		484,827

Consumer, Cyclical (0.79%)
Retail (0.79%)
Costco Wholesale Corp.	4,182	631,984

TOTAL CONSUMER, CYCLICAL		631,984

Consumer, Non-Cyclical (1.08%)
Beverages (0.51%)
PepsiCo, Inc.	4,159	412,989

Pharmaceuticals (0.57%)
Perrigo Co. PLC	3,180	459,764

TOTAL CONSUMER, NON-CYCLICAL		872,753

Industrials (1.08%)
Machinery, Construction & Mining (0.46%)
Caterpillar, Inc.	5,930	369,083

Miscellaneous Manufacturers (0.62%)
3M Co.	3,291	496,941

TOTAL INDUSTRIALS		866,024

Technology (0.49%)
Software (0.49%)
Paychex, Inc.	8,295	396,998

TOTAL TECHNOLOGY		396,998

TOTAL COMMON STOCKS (Cost $3,342,272)		3,252,586

EXCHANGE TRADED FUNDS (93.40%)
Debt (17.45%)
PIMCO Enhanced Short Maturity Active ETF	50,921	5,128,254
RiverFront Strategic Income Fund(a)	235,240	5,655,170
	Shares	Value (Note 2)
Debt (continued)
SPDR® Barclays Short Term High Yield Bond ETF	129,599	$3,259,415
		14,042,839

Equity (75.95%)
Consumer Staples Select Sector SPDR® Fund	54,811	2,782,206
FlexShares Quality Dividend Index Fund	34,950	1,169,773
Global X FTSE Nordic Region ETF	15,960	327,659
iShares® Core S&P 500® ETF	5,831	1,134,829
iShares® Currency Hedged MSCI Eurozone ETF	161,626	3,974,383
iShares® Currency Hedged MSCI Japan ETF	59,768	1,635,850
iShares® MSCI EAFE Growth ETF	104,472	6,682,029
iShares® MSCI Japan ETF	552,622	6,355,153
iShares® MSCI United Kingdom ETF	60,070	922,675
iShares® U.S. Home Construction ETF	31,881	775,665
Market Vectors® Oil Service ETF	66,794	1,621,758
PowerShares® Aerospace & Defense Portfolio	24,323	810,199
PowerShares® Europe Currency Hedged Low Volatility Portfolio	74,407	1,800,277
PowerShares® KBW Bank Portfolio	76,130	2,497,825
PowerShares® S&P 500® Ex-Rate Sensitive Low Volatility Portfolio	64,784	1,589,638
PowerShares® S&P 500® High Dividend Portfolio	166,292	5,487,636
SPDR® Morgan Stanley Technology ETF	56,168	2,750,547
Vanguard® FTSE Europe ETF	46,972	2,210,972
Vanguard® Information Technology ETF	4,061	413,816
Vanguard® Telecommunication Services ETF	17,626	1,497,681
WisdomTree® Europe Hedged Equity Fund	170,641	8,871,626
WisdomTree® Europe SmallCap Dividend Fund	15,353	811,560
WisdomTree® Japan Hedged Equity Fund	28,252	1,343,665
WisdomTree® Japan Hedged Real Estate Fund	49,113	1,282,341
WisdomTree® Japan SmallCap Dividend Fund	29,882	1,618,409

	Shares	Value (Note 2)
Equity (continued)
WisdomTree® LargeCap Dividend Fund	10,610	$728,695
		61,096,867

TOTAL EXCHANGE TRADED FUNDS (Cost $77,768,587)		75,139,706

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.38%)
Money Market Fund (2.38%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.349%	1,910,607	1,910,607

TOTAL SHORT TERM INVESTMENTS (Cost $1,910,607)			1,910,607

TOTAL INVESTMENTS (99.82%) (Cost $83,021,466)			$80,302,899

Other Assets In Excess Of Liabilities (0.18%)			144,455

NET ASSETS (100.00%)			$80,447,354

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

Common Abbreviations:
EAFE - Europe, Australia, and Far East.
ETF - Exchange Traded Fund.
FTSE - Financial Times and the London Stock Exchange.
KBW- Keefe, Bruyette, & Woods.
MSCI - Morgan Stanley Capital International.
S&P - Standard and Poor's.
SPDR - Standard and Poor's Depositary Receipt.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Global Allocation Fund
STATEMENT OF INVESTMENTS
January 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (4.10%)
Communications (0.60%)
Telecommunications (0.60%)
AT&T, Inc.	6,862	$247,444

TOTAL COMMUNICATIONS		247,444

Consumer, Cyclical (0.82%)
Retail (0.82%)
Costco Wholesale Corp.	2,214	334,580

TOTAL CONSUMER, CYCLICAL		334,580

Consumer, Non-Cyclical (1.09%)
Beverages (0.52%)
PepsiCo, Inc.	2,160	214,488

Pharmaceuticals (0.57%)
Perrigo Co. PLC	1,623	234,654

TOTAL CONSUMER, NON-CYCLICAL		449,142

Industrials (1.09%)
Machinery, Construction & Mining (0.47%)
Caterpillar, Inc.	3,092	192,446

Miscellaneous Manufacturers (0.62%)
3M Co.	1,685	254,435

TOTAL INDUSTRIALS		446,881

Technology (0.50%)
Software (0.50%)
Paychex, Inc.	4,255	203,644

TOTAL TECHNOLOGY		203,644

TOTAL COMMON STOCKS (Cost $1,730,900)		1,681,691

EXCHANGE TRADED FUNDS (93.82%)
Debt (9.77%)
PIMCO Enhanced Short Maturity Active ETF	30,440	3,065,612
RiverFront Strategic Income Fund(a)	39,386	946,840
		4,012,452

Equity (84.05%)
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	15,100	393,657
Financial Select Sector SPDR® Fund	43,321	940,499
	Shares	Value (Note 2)
Equity (continued)
First Trust NYSE Arca Biotechnology Index Fund	5,088	$436,652
FlexShares Quality Dividend Index Fund	24,605	823,527
Global X FTSE Nordic Region ETF	8,511	174,731
iShares® Core S&P 500® ETF	2,323	452,102
iShares® Currency Hedged MSCI Eurozone ETF	82,495	2,028,552
iShares® Currency Hedged MSCI Japan ETF	30,506	834,949
iShares® MSCI EAFE ETF	9,210	510,971
iShares® MSCI EAFE Growth ETF	49,661	3,176,318
iShares® MSCI Japan ETF	308,144	3,543,656
iShares® MSCI Switzerland Capped ETF	13,475	392,931
iShares® MSCI United Kingdom ETF	71,223	1,093,985
iShares® U.S. Consumer Goods ETF	12,860	1,367,018
iShares® U.S. Home Construction ETF	33,893	824,617
Market Vectors® Oil Service ETF	31,668	768,899
PowerShares® Aerospace & Defense Portfolio	11,200	373,072
PowerShares® Europe Currency Hedged Low Volatility Portfolio	46,738	1,130,826
PowerShares® KBW Bank Portfolio	24,750	812,047
PowerShares® S&P 500® Ex-Rate Sensitive Low Volatility Portfolio	34,121	837,244
SPDR® Morgan Stanley Technology ETF	43,102	2,110,705
Vanguard® FTSE Developed Markets ETF	41,156	1,427,702
Vanguard® FTSE Europe ETF	24,548	1,155,474
Vanguard® Telecommunication Services ETF	7,483	635,830
WisdomTree® Europe Hedged Equity Fund	94,609	4,918,722
WisdomTree® Europe SmallCap Dividend Fund	7,836	414,211
WisdomTree® Japan Hedged Equity Fund	16,401	780,032
WisdomTree® Japan Hedged Real Estate Fund	25,067	654,499
WisdomTree® Japan SmallCap Dividend Fund	15,329	830,219
WisdomTree® LargeCap Dividend Fund	9,668	663,998
		34,507,645

TOTAL EXCHANGE TRADED FUNDS (Cost $39,913,677)		38,520,097

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.22%)
Money Market Fund (2.22%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.349%	912,443	$912,443

TOTAL SHORT TERM INVESTMENTS (Cost $912,443)			912,443

TOTAL INVESTMENTS (100.14%) (Cost $42,557,020)			$41,114,231

Liabilities In Excess Of Other Assets (-0.14%)			(58,732)

NET ASSETS (100.00%)			$41,055,499

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

Common Abbreviations:
EAFE - Europe, Australia, and Far East.
ETF - Exchange Traded Fund.
FTSE - Financial Times and the London Stock Exchange.
KBW- Keefe, Bruyette, & Woods.
MSCI - Morgan Stanley Capital International.
NYSE - New York Stock Exchange
S&P - Standard and Poor's.
SPDR - Standard and Poor's Depositary Receipt.
For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Global Growth Fund
STATEMENT OF INVESTMENTS
January 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (4.09%)
Communications (0.60%)
Telecommunications (0.60%)
AT&T, Inc.	12,608	$454,644

TOTAL COMMUNICATIONS		454,644

Consumer, Cyclical (0.82%)
Retail (0.82%)
Costco Wholesale Corp.	4,085	617,325

TOTAL CONSUMER, CYCLICAL		617,325

Consumer, Non‐Cyclical (1.09%)
Beverages (0.52%)
PepsiCo, Inc.	3,948	392,036

Pharmaceuticals (0.57%)
Perrigo Co. PLC	2,982	431,138

TOTAL CONSUMER, NON‐CYCLICAL		823,174

Industrials (1.09%)
Machinery, Construction & Mining (0.47%)
Caterpillar, Inc.	5,661	352,341

Miscellaneous Manufacturers (0.62%)
3M Co.	3,089	466,439

TOTAL INDUSTRIALS		818,780

Technology (0.49%)
Software (0.49%)
Paychex, Inc.	7,781	372,399

TOTAL TECHNOLOGY		372,399

TOTAL COMMON STOCKS (Cost $3,173,863)		3,086,322

EXCHANGE TRADED FUNDS (89.06%)
Equity (89.06%)
Consumer Staples Select Sector SPDR® Fund	11,833	600,643
Deutsche X‐trackers MSCI EAFE Hedged Equity ETF	96,760	2,522,533
Financial Select Sector SPDR® Fund	62,736	1,361,999
First Trust NYSE Arca Biotechnology Index Fund	10,635	912,696
	Shares	Value (Note 2)
Equity (continued)
FlexShares Quality Dividend Index Fund	67,806	$2,269,460
Global X FTSE Nordic Region ETF	15,827	324,928
iShares® Currency Hedged MSCI Eurozone ETF	152,367	3,746,705
iShares® Currency Hedged MSCI Japan ETF	57,116	1,563,265
iShares® MSCI EAFE Growth ETF	93,478	5,978,853
iShares® MSCI Japan ETF	641,759	7,380,228
iShares® MSCI United Kingdom ETF	102,410	1,573,018
iShares® U.S. Consumer Goods ETF	13,993	1,487,456
iShares® U.S. Home Construction ETF	66,416	1,615,901
Market Vectors® Oil Service ETF	69,921	1,697,682
PowerShares® Aerospace & Defense Portfolio	27,747	924,253
PowerShares® Europe Currency Hedged Low Volatility Portfolio	79,280	1,918,180
PowerShares® KBW Bank Portfolio	59,362	1,947,667
PowerShares® S&P 500® Ex‐Rate Sensitive Low Volatility Portfolio	63,678	1,562,499
SPDR® Morgan Stanley Technology ETF	78,872	3,862,362
Vanguard® FTSE Developed Markets ETF	81,212	2,817,244
Vanguard® FTSE Europe ETF	45,688	2,150,534
Vanguard® Information Technology ETF	6,387	650,835
Vanguard® Telecommunication Services ETF	15,350	1,304,289
WisdomTree® Europe Hedged Equity Fund	231,663	12,044,159
WisdomTree® Europe SmallCap Dividend Fund	14,396	760,973
WisdomTree® Japan Hedged Equity Fund	38,826	1,846,565
WisdomTree® Japan Hedged Real Estate Fund	61,404	1,603,258
WisdomTree® Japan SmallCap Dividend Fund	13,951	755,586
		67,183,771

TOTAL EXCHANGE TRADED FUNDS (Cost $68,670,892)		67,183,771

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (6.72%)
Money Market Fund (6.72%)
Morgan Stanley Institutional Liquidity Fund ‐ Prime Portfolio	0.349%	5,065,780	$5,065,780

TOTAL SHORT TERM INVESTMENTS (Cost $5,065,780)			5,065,780

TOTAL INVESTMENTS (99.87%) (Cost $76,910,535)			$75,335,873

Other Assets In Excess Of Liabilities (0.13%)			96,294

NET ASSETS (100.00%)			$75,432,167

Common Abbreviations:
EAFE ‐ Europe, Australia, and Far East.
ETF ‐ Exchange Traded Fund.
FTSE ‐ Financial Times and the London Stock Exchange.
KBW‐ Keefe, Bruyette, & Woods.
MSCI ‐ Morgan Stanley Capital International.
NYSE ‐ New York Stock Exchange.
S&P ‐ Standard and Poor's.
SPDR ‐ Standard and Poor's Depositary Receipt.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub‐classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub‐classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Moderate Growth & Income Fund
STATEMENT OF INVESTMENTS
January 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (4.02%)
Communications (0.60%)
Telecommunications (0.60%)
AT&T, Inc.	23,458	$845,895

TOTAL COMMUNICATIONS		845,895

Consumer, Cyclical (0.81%)
Retail (0.81%)
Costco Wholesale Corp.	7,552	1,141,258

TOTAL CONSUMER, CYCLICAL		1,141,258

Consumer, Non‐Cyclical (1.08%)
Beverages (0.51%)
PepsiCo, Inc.	7,179	712,875

Pharmaceuticals (0.57%)
Perrigo Co. PLC	5,548	802,130

TOTAL CONSUMER, NON‐CYCLICAL		1,515,005

Industrials (1.05%)
Machinery, Construction & Mining (0.45%)
Caterpillar, Inc.	10,261	638,645

Miscellaneous Manufacturers (0.60%)
3M Co.	5,574	841,674

TOTAL INDUSTRIALS		1,480,319

Technology (0.48%)
Software (0.48%)
Paychex, Inc.	13,967	668,461

TOTAL TECHNOLOGY		668,461

TOTAL COMMON STOCKS (Cost $5,816,221)		5,650,938

EXCHANGE TRADED FUNDS (90.21%)
Debt (37.95%)
Guggenheim BulletShares 2016 Corporate Bond ETF	167,990	3,702,500
Guggenheim BulletShares 2017 Corporate Bond ETF	164,156	3,716,492
Guggenheim BulletShares 2018 Corporate Bond ETF	176,405	3,708,033
iShares® 0‐5 Year High Yield Corporate Bond ETF	76,944	3,388,614
	Shares	Value (Note 2)
Debt (continued)
iShares® 1‐3 Year Treasury Bond ETF	48,941	$4,155,580
iShares® Barclays 1‐3 Year Credit Bond ETF	10,856	1,137,600
PIMCO 0‐5 Year High Yield Corporate Bond Index ETF	46,444	4,188,784
PIMCO Enhanced Short Maturity Active ETF	93,266	9,392,819
RiverFront Strategic Income Fund(a)	572,444	13,761,554
SPDR® Barclays Short Term Corporate Bond ETF	80,428	2,443,403
SPDR® Barclays Short Term High Yield Bond ETF	147,390	3,706,858
		53,302,237

Equity (52.26%)
Consumer Staples Select Sector SPDR® Fund	91,805	4,660,022
FlexShares Quality Dividend Index Fund	168,214	5,630,106
iShares® Currency Hedged MSCI Eurozone ETF	281,988	6,934,085
iShares® Currency Hedged MSCI Japan ETF	104,277	2,854,061
iShares® MSCI EAFE Growth ETF	108,046	6,910,622
iShares® MSCI Japan ETF	723,635	8,321,802
iShares® U.S. Home Construction ETF	45,087	1,096,967
Market Vectors® Oil Service ETF	87,902	2,134,260
PowerShares® Aerospace & Defense Portfolio	33,810	1,126,211
PowerShares® Europe Currency Hedged Low Volatility Portfolio	211,255	5,111,315
PowerShares® KBW Bank Portfolio	108,699	3,566,414
PowerShares® S&P 500® Ex‐Rate Sensitive Low Volatility Portfolio	101,293	2,485,477
SPDR® Morgan Stanley Technology ETF	92,962	4,552,349
Vanguard® Telecommunication Services ETF	28,169	2,393,520
WisdomTree® Europe Hedged Equity Fund	125,627	6,531,348
WisdomTree® Europe SmallCap Dividend Fund	26,786	1,415,908
WisdomTree® Japan Hedged Real Estate Fund	114,249	2,983,041
WisdomTree® Japan SmallCap Dividend Fund	19,454	1,053,629

	Shares	Value (Note 2)
Equity (continued)
WisdomTree® LargeCap Dividend Fund	53,101	$3,646,977
		73,408,114

TOTAL EXCHANGE TRADED FUNDS (Cost $130,104,861)		126,710,351

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (6.04%)
Money Market Fund (6.04%)
Morgan Stanley Institutional Liquidity Fund ‐ Prime Portfolio	0.349%	8,489,692	8,489,692

TOTAL SHORT TERM INVESTMENTS (Cost $8,489,692)			8,489,692

TOTAL INVESTMENTS (100.27%) (Cost $144,410,774)			$140,850,981

Liabilities In Excess Of Other Assets (‐0.27%)			(381,186)

NET ASSETS (100.00%)			$140,469,795

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

Common Abbreviations:
EAFE ‐ Europe, Australia, and Far East.
ETF ‐ Exchange Traded Fund.
KBW‐ Keefe, Bruyette, & Woods.
MSCI ‐ Morgan Stanley Capital International.
PIMCO ‐ Pacific Investment Management Company.
S&P ‐ Standard and Poor's.
SPDR ‐ Standard and Poor's Depositary Receipt.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub‐classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub‐classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open‐end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2016, the Trust had 33 registered funds. This quarterly report describes the following 14 funds: ALPS | Alerian MLP Infrastructure Index Fund, ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, ALPS | Metis Global Micro Cap Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS | Sterling ETF Tactical Rotation Fund, ALPS | Westport Resources Hedged High Income Fund, ALPS| WMC Research Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund and RiverFront Moderate Growth & Income Fund (each, a “Fund” and collectively, the “Funds”).

ALPS | Alerian MLP Infrastructure Index Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index. The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns (returns after inflation), consistent with prudent investment management. ALPS | Kotak India Growth Fund’s investment goal is long‐term capital appreciation. ALPS | Metis Global Micro Cap Fund seeks long-term growth of capital. ALPS | Red Rocks Listed Private Equity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. ALPS | Sterling ETF Tactical Rotation Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the Sterling Tactical Rotation Index. ALPS | Westport Resources Hedged High Income Fund seeks to provide high current income. The Fund’s secondary investment objective is to seek capital preservation, with the potential for capital appreciation. ALPS | WMC Research Value Fund seeks long‐term capital appreciation: dividend income may be a factor in portfolio selection but is secondary to the Fund’s principal objective. The Clough China Fund seeks to provide investors with long‐term capital appreciation. The RiverFront Conservative Income Builder Fund seeks to provide current income and potential for that income to grow over time. The RiverFront Dynamic Equity Income Fund seeks to achieve long‐term growth and income through a combination of capital appreciation and rising dividend payments that exceed the average yield on global stocks generally. The RiverFront Global Allocation Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Total investment return means the combination of capital appreciation and investment income. The RiverFront Global Growth Fund seeks to achieve long‐term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The RiverFront Moderate Growth & Income Fund has two primary investment objectives: (1) seeks to provide a level of current income that exceeds the average yield on U.S. stocks in general and (2) to provide a growing stream of income over the years. The Funds secondary objective is to provide growth of capital.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities®Strategy Fund
CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity‐related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding‐up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of January 31, 2016, net assets of the CoreCommodity Fund were $356,592,552, of which $73,050,940 or 20.49%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

Basis of Consolidation for the ALPS | Kotak India Growth Fund
ALPS | Kotak India Growth Fund, (the “Kotak Fund”) invests in the equity securities of Indian companies through its wholly owned, collective investment vehicle, the India Premier Equity Portfolio (the “Portfolio”). The Portfolio is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Kotak Fund’s purchase of securities of a wide selection of Indian companies, consistent with the Kotak Fund’s investment strategies. The Portfolio is a private company limited by shares incorporated under the Mauritius Companies Act 2001. As a wholly owned subsidiary of the Kotak Fund, financial statements of the Portfolio are included in the consolidated financial statements of the Kotak Fund. All investments held by the Portfolio are disclosed in the accounts of the Kotak Fund.

The Portfolio established residency in Mauritius allowing the Kotak Fund to receive the beneficial tax treatment under the Treaty between India and Mauritius. If the benefits of the Treaty are denied or if the Portfolio is held to have a permanent establishment in India, gains derived by the Portfolio due to the sale of securities may be subject to taxation in India. India’s Finance Act had introduced legislation on General Anti‐ Avoidance Rules (“GAAR”) which contains treaty override provisions. The GAAR, which is now expected to come into effect from April 1, 2017, may be used by the Indian tax authorities to declare any arrangement whose main purpose or one of the main purposes is to obtain a tax benefit, as an “impermissible avoidance arrangement”.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, the following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”).The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third‐party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers‐dealers that make a market in the security. Short‐term debt obligations that will mature in 60 days or less are valued at amortized cost; unless it is determined that using this method would not reflect an investment’s fair value. Investments in non‐exchange traded funds are fair valued at their respective net asset values.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over‐the‐counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three‐tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of January 31, 2016:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Alerian MLP Infrastructure Index Fund
Master Limited Partnerships(a)	$28,668,607	$–	$–	$28,668,607
Total	$28,668,607	$–	$–	$28,668,607

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)	$105,575,640	$–	$–	$105,575,640
Master Limited Partnerships(a)	864,955	–	–	864,955
Government Bonds	–	207,855,247	–	207,855,247
Short Term Investments	46,609,587	–	–	46,609,587
Total	$153,050,182	$207,855,247	$–	$360,905,429
Other Financial Instruments
Assets
Futures Contracts	$1,969,388	$–	$–	$1,969,388
Total Return Swap Contracts	–	368,378	–	368,378
Liabilities
Futures Contracts	(835,842)	–	–	(835,842)
Written Options	(1,680)	–	–	(1,680)
Total Return Swap Contracts	–	(8,879,999)	–	(8,879,999)
Total	$1,131,866	$(8,511,621)	$–	$(7,379,755)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India Growth Fund
Common Stocks
Consumer Discretionary	$–	$1,545,559	$–	$1,545,559
Consumer Staples	–	1,317,969	–	1,317,969
Energy	–	668,338	–	668,338
Financials	–	3,752,691	–	3,752,691
Health Care	–	1,059,622	45,557	1,105,179
Industrials	–	1,513,038	–	1,513,038
Information Technology	–	1,965,332	–	1,965,332
Materials	81,694	1,682,559	2,147	1,766,400
Telecommunication Services	–	85,079	–	85,079
Short Term Investments	63,874	–	–	63,874
Total	$145,568	$13,590,187	$47,704	$13,783,459

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Metis Global Micro Cap Fund
Common Stocks
Australia	$–	$472,470	$–	$472,470
Belgium	23,719	–	–	23,719
Brazil	–	51,262	–	51,262
Canada	349,391	–	–	349,391
China	–	56,690	–	56,690
France	24,727	113,433	–	138,160
Germany	73,597	–	–	73,597
Great Britain	88,425	55,725	–	144,150
Hong Kong	–	213,551	–	213,551
India	–	20,538	–	20,538
Indonesia	–	46,851	–	46,851
Israel	47,423	–	–	47,423
Japan	–	2,948,298	–	2,948,298
New Zealand	–	23,833	–	23,833
Pakistan	23,944	23,514	–	47,458
Poland	–	18,986	–	18,986
Qatar	22,008	–	–	22,008
South Korea	–	412,626	–	412,626
Sweden	24,273	77,887	–	102,160
Taiwan	–	332,891	–	332,891
Thailand	–	47,700	–	47,700
Turkey	–	45,287	–	45,287
United States	2,262,545	–	–	2,262,545
Preferred Stocks	–	45,227	–	45,227
Short Term Investments	492,878	–	–	492,878
Total	$3,432,930	$5,006,769	$–	$8,439,699

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Red Rocks Listed Private Equity Fund
Closed‐End Funds	$53,231,651	$–	$–	$53,231,651
Common Stocks(a)	375,797,996	–	–	375,797,996
Short Term Investments	3,956,767	–	–	3,956,767
Total	$432,986,414	$–	$–	$432,986,414

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Sterling ETF Tactical Rotation Fund
Exchange Traded Funds	$28,125,507	$–	$–	$28,125,507
Short Term Investments	50,701	–	–	50,701
Total	$28,176,208	$–	$–	$28,176,208

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Westport Resources Hedged High Income Fund
Common Stocks(a)	$4,319	$–	$–	$4,319
Exchange Traded Funds	165,708	–	–	165,708
Bank Loans(a)	–	5,555,884	–	5,555,884
Convertible Corporate Bonds(a)	–	255,111	–	255,111
Corporate Bonds(a)	–	8,129,485	–	8,129,485
Mortgage Backed Securities	–	1,681,361	–	1,681,361
Short Term Investments	–	79,923	–	79,923
Total	$170,027	$15,701,764	$–	$15,871,791
Other Financial Instruments
Assets
Futures Contracts	$8,344	$–	$–	$8,344
Credit Default Swap Contracts	–	3,679	–	3,679
Forward Foreign Currency Contracts	–	1,913	–	1,913

Liabilities
Futures Contracts	(70,123)	–	–	(70,123)
Forward Foreign Currency Contracts	–	(236)	–	(236)
Total	$(61,779)	$5,356	$–	$(56,423)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | WMC Research Value Fund
Common Stocks(a)	$84,034,205	$–	$–	$84,034,205
Short Term Investments	951,888	–	–	951,888
Total	$84,986,093	$–	$–	$84,986,093
Other Financial Instruments
Assets
Futures Contracts	$12,452	$–	$–	$12,452
Total	$12,452	$–	$–	$12,452

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Clough China Fund
Common Stocks
Communications	$3,023,620	$6,560,197	$–	$9,583,817
Consumer Discretionary	–	216,106	–	216,106
Consumer, Cyclical	565,510	9,801,671	–	10,367,181
Consumer, Non‐Cyclical	–	1,226,064	–	1,226,064
Energy	–	844,086	–	844,086
Financials	–	12,976,147	–	12,976,147
Industrials	–	2,100,074	–	2,100,074
Technology	1,367,831	8,264,785	–	9,632,616
Utilities	–	591,821	–	591,821
Participation Notes(a)	–	2,728,309	–	2,728,309
Short Term Investments	1,589,199	–	–	1,589,199
Total	$6,546,160	$45,309,260	$–	$51,855,420

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Conservative Income Builder Fund
Exchange Traded Funds(a)	$11,975,868	$–	$–	$11,975,868
Short Term Investments	786,967	–	–	786,967
Total	$12,762,835	$–	$–	$12,762,835

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Dynamic Equity Income Fund
Common Stocks(a)	$3,252,586	$–	$–	$3,252,586
Exchange Traded Funds(a)	75,139,706	–	–	75,139,706
Short Term Investments	1,910,607	–	–	1,910,607
Total	$80,302,899	$–	$–	$80,302,899

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Global Allocation Fund
Common Stocks(a)	$1,681,691	$–	$–	$1,681,691
Exchange Traded Funds(a)	38,520,097	–	–	38,520,097
Short Term Investments	912,443	–	–	912,443
Total	$41,114,231	$–	$–	$41,114,231

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Global Growth Fund
Common Stocks(a)	$3,086,322	$–	$–	$3,086,322
Exchange Traded Funds(a)	67,183,771	–	–	67,183,771
Short Term Investments	5,065,780	–	–	5,065,780
Total	$75,335,873	$–	$–	$75,335,873

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Moderate Growth & Income Fund
Common Stocks(a)	$5,650,938	$–	$–	$5,650,938
Exchange Traded Funds(a)	126,710,351	–	–	126,710,351
Short Term Investments	8,489,692	–	–	8,489,692
Total	$140,850,981	$–	$–	$140,850,981

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Statement of Investments.

The Funds recognize transfers between levels as of the end of the period. For the period ended January 31, 2016, the Funds did not have any transfers between Level 1 and Level 2 securities, except the ALPS | Kotak India Growth Fund. The ALPS | Kotak India Growth Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification. The transfer amounts disclosed in the table below represents the value of the securities as of January 31, 2016 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held at October 31, 2015.

The ALPS | Kotak India Growth Fund had the following transfers between Levels 1 and 2 at January 31, 2016:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$81,694	$(279,717)	$279,717	$(81,694)
Total	$81,694	$(279,717)	$279,717	$(81,694)

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Investments in Securities	Balance as of October 31, 2015	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Corporate Actions	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of January 31, 2016
ALPS | Kotak India Growth Fund
Common Stocks(a)	$‐	$‐	$77	$47,627	$‐	$‐	$‐	$47,704
Total	$‐	$‐	$77	$47,627	$‐	$‐	$‐	$47,704

(a)	MAX Financial Services, Ltd. (known as Max India, Ltd. prior to a name change effective January 15th, 2016) had a stock spin-off to MAX India, Ltd. & Max Venture & Industries, Ltd., which are private companies.

Information about Level 3 fair value measurements as of January 31, 2016:

	Fair Value	Valuation Technique	Unobservable Input
ALPS | Kotak India Growth Fund
Assets
Common Stocks	$47,704	Allocated Cost	Allocated Cost

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Distributions to Shareholders: Each Fund, except the ALPS | Alerian MLP Infrastructure Index Fund, ALPS | Westport Resources Hedged High Income Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, and RiverFront Moderate Growth & Income Fund normally pays dividends and distributes capital gains, if any, on an annual basis. The ALPS | Alerian MLP Infrastructure Index Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, and RiverFront Moderate Growth & Income Fund normally pay dividends, if any, on a quarterly basis and distribute capital gains annually. The ALPS | Westport Resources Hedged High Income Fund normally pays dividends, if any, on a monthly basis and distributes capital gains annually. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including distributions of short‐term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Distributions received from the ALPS | Alerian MLP Infrastructure Index Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex‐dividend date or for certain foreign securities, as soon as information is available to each Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked‐to‐market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self‐liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax‐free pass‐through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Treasury Inflation Protected-Securities: The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set‐off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set‐off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Master Limited Partnerships: MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2016, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | Alerian MLP Infrastructure Index Fund	$–	$(9,797,148)	$(9,797,148)	$38,465,755
ALPS | CoreCommodity Management Complete Commodities® Strategy Fund	5,588,183	(29,313,779)	(23,725,596)	384,631,025
ALPS | Kotak India Growth Fund	865,109	(2,056,246)	(1,191,137)	14,974,596
ALPS | Metis Global Micro Cap Fund	95,002	(688,327)	(593,325)	9,033,024
ALPS | Red Rocks Listed Private Equity Fund	13,685,853	(47,906,824)	(34,220,971)	467,207,385
ALPS | Sterling ETF Tactical Rotation Fund	–	(2,597)	(2,597)	28,178,805
ALPS | Westport Resources Hedged High Income Fund	60,496	(2,608,766)	(2,548,270)	18,420,061
ALPS | WMC Research Value Fund	6,742,910	(8,484,239)	(1,741,329)	86,727,422
Clough China Fund	5,588,915	(3,914,298)	1,674,617	50,180,803
RiverFront Conservative Income Builder Fund	20,964	(312,673)	(291,709)	13,054,544
RiverFront Dynamic Equity Income Fund	1,180,794	(3,989,856)	(2,809,062)	83,111,961
RiverFront Global Allocation Fund	651,166	(2,097,554)	(1,446,388)	42,560,619
RiverFront Global Growth Fund	2,216,346	(3,813,619)	(1,597,273)	76,933,146
RiverFront Moderate Growth & Income Fund	1,859,937	(5,875,781)	(4,015,844)	144,866,825

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund and ALPS | Westport Resources Hedged High Income Fund are permitted to enter in various types of derivatives contracts. The other funds including ALPS | Alerian MLP Infrastructure Index Fund, ALPS | Metis Global Micro Cap Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS | Sterling ETF Tactical Rotation Fund, ALPS | WMC Research Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund and RiverFront Moderate Growth & Income Fund may invest to a lesser extent in derivatives contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund primarily enters into swap transactions for the purpose of increasing total return and the ALPS Westport Hedged High Income Fund for hedging purposes. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over‐the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non‐centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two‐party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre‐determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at January 31, 2016 are disclosed after the Statement of Investments.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non‐hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Contracts: The ALPS | Westport Resources Hedged High Income Fund (the “Fund”) invests in foreign currency exchange contracts to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. As of January 31, 2016, the Fund held forward foreign currency contracts with net unrealized appreciation of $1,677.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non‐hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The Funds had the following transactions in written covered call/put options during the period ended January 31, 2016:

	Number of Contracts	Premiums Received
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Options Outstanding, at the beginning of the period	(975)	$1,142,049
Options written	-	-
Options closed	130	(339,723)
Options exercised	-	-
Options expired	745	(744,472)
Options Outstanding, at January 31, 2016	(100)	$57,854

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, return of capital distributions received, shares and value of investments in affiliated companies for the period ended January 31, 2016 were as follows:

RiverFront Conservative Income Builder Fund

Security Name	Share Balance October 31, 2015	Purchases	Sales	Share Balance January 31, 2016	Dividend Income	Realized Gain/(Loss)	Market Value January 31, 2016
RiverFront Strategic Income Fund	47,086	4,975	-	52,061	$10,774	$-	$1,251,547
					$10,774	$-	$1,251,547

RiverFront Dynamic Equity Income Fund

Security Name	Share Balance October 31, 2015	Purchases	Sales	Share Balance January 31, 2016	Dividend Income	Realized Gain/(Loss)	Market Value January 31, 2016
RiverFront Strategic Income Fund	215,714	19,526	-	235,240	$47,730	$-	$5,655,170
					$47,730	$-	$5,655,170

RiverFront Global Allocation Fund

Security Name	Share Balance October 31, 2015	Purchases	Sales	Share Balance January 31, 2016	Dividend Income	Realized Gain/(Loss)	Market Value January 31, 2016
RiverFront Strategic Income Fund	39,386	-	-	39,386	$8,420	$-	$946,840
					$8,420	$-	$946,840

RiverFront Moderate Growth & Income Fund

Security Name	Share Balance October 31, 2015	Purchases	Sales	Share Balance January 31, 2016	Dividend Income	Realized Gain/(Loss)	Market Value January 31, 2016
RiverFront Strategic Income Fund	562,358	10,086	-	572,444	$121,657	$-	$13,761,554
					$121,657	$-	$13,761,554

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	March 30, 2016

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	March 30, 2016